Quarterly Report
December 31, 2023
MFS®  Municipal Income Fund
LMB-Q3

Portfolio of Investments
12/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds - 96.2%
Alabama - 3.0%
Alabama DCH Health Care Authority, Health Care Facilities Rev., 5%, 6/01/2033	$620,000	$631,064
Alabama Southeast Energy, Cooperative District Energy Supply Rev., “B-1”, 5.75%, 4/01/2054 (Put Date 11/01/2031)	14,150,000	15,846,647
Alabama Stadium Trace Village Improvement District Development Incentive Anticipation, 3.625%, 3/01/2036	1,315,000	1,075,874
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2035	240,000	252,897
Birmingham, AL, Airport Authority Rev., BAM, 4%, 7/01/2038	1,245,000	1,285,229
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.25%, 6/01/2025	285,000	281,831
Black Belt Energy Gas District, AL, Gas Prepay Rev., “A-1”, 4%, 12/01/2049 (Put Date 12/01/2025)	4,825,000	4,836,590
Black Belt Energy Gas District, AL, Gas Project Rev., “A”, 4%, 6/01/2051 (Put Date 12/01/2031)	12,920,000	13,010,764
Black Belt Energy Gas District, AL, Gas Project Rev., “C”, 5.5%, 10/01/2054 (Put Date 6/01/2032)	23,250,000	25,686,428
Black Belt Energy Gas District, AL, Gas Project Rev., “F”, 5.5%, 11/01/2053 (Put Date 12/01/2028)	6,810,000	7,270,677
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.25%, 8/01/2053	2,235,000	2,439,339
Jacksonville, AL, Public Educational Building Authority Higher Education Facilities Rev. (Jacksonville State University Foundation), “A”, AGM, 5.5%, 8/01/2058	1,885,000	2,078,128
Jefferson County, AL, Cooper Green Mercy Health Services Authority Rev., “A”, 5.25%, 9/01/2052	9,730,000	10,263,089
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	925,000	811,626
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,305,000	962,721
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	1,865,000	972,597
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	3,535,000	1,727,012
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 2), “A”, 4%, 12/01/2051 (Put Date 12/01/2031)	9,535,000	9,518,361
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 3), “A-1”, 5.5%, 1/01/2053 (Put Date 12/01/2029)	5,485,000	5,955,942
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	18,165,000	19,331,095
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No.6), 5%, 1/01/2054 (Put Date 6/01/2030)	6,875,000	7,337,874
Southeast Alabama Gas Supply District Rev. (Project No. 1), “A”, 4%, 4/01/2049 (Put Date 4/01/2024)	11,470,000	11,474,565
University of North Alabama, General Fee Rev., “B”, BAM, 5%, 11/01/2038	1,185,000	1,292,572
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2044	3,205,000	3,384,904
University of South Alabama, Facilities Rev., “A”, BAM, 5%, 4/01/2049	1,955,000	2,039,660
		$149,767,486
Alaska - 0.1%
Alaska Municipal Bond Bank, General Obligation, “2”, 5.25%, 12/01/2047	$1,580,000	$1,699,038
Alaska Municipal Bond Bank, General Obligation, “2”, 5.25%, 12/01/2052	1,975,000	2,089,521
		$3,788,559
Arizona - 2.0%
Arizona Board of Regents, Arizona State University System Rev., “B”, 4%, 7/01/2053	$10,795,000	$10,730,105
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5.25%, 7/01/2043	120,000	118,558
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5.375%, 7/01/2053	440,000	427,641
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), 5.5%, 7/01/2058	415,000	408,068
Arizona Industrial Development Authority Education Rev. (Academies of Math & Science Projects), “A”, 5%, 7/01/2052	975,000	989,952
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.125%, 7/01/2037 (n)	790,000	790,454
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “A”, 5.25%, 7/01/2047 (n)	590,000	564,681
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2037	95,000	94,081
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2047 (n)	130,000	120,195
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “D”, 5%, 7/01/2051 (n)	335,000	304,788
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2037	790,000	824,951
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2047	1,850,000	1,891,017
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “F”, 5%, 7/01/2052	1,475,000	1,501,677
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2037 (n)	130,000	128,742
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2047 (n)	130,000	120,195
Arizona Industrial Development Authority Education Rev. (Basis Schools Projects), “G”, 5%, 7/01/2051 (n)	245,000	222,905
Arizona Industrial Development Authority Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5.25%, 7/01/2053	440,000	411,882
Arizona Industrial Development Authority Education Rev. (Benjamin Franklin Charter School Projects), “A”, 5.5%, 7/01/2058	440,000	423,575
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2047	300,000	307,184
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2057	385,000	391,305

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Arizona Industrial Development Authority Education Rev. (KIPP Nashville Projects), “A”, 5%, 7/01/2062	$535,000	$542,268
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2036	870,000	893,436
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2038	475,000	482,060
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2039	590,000	596,387
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2040	630,000	633,422
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4%, 11/01/2051	1,965,000	1,865,020
Arizona Industrial Development Authority National Charter School Revolving Loan Fund Rev., “A”, 4.25%, 11/01/2052	2,760,000	2,721,240
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.125%, 7/01/2033	1,015,000	863,951
Glendale, AZ, Industrial Development Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	790,000	739,246
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2042	2,855,000	2,879,518
Glendale, AZ, Industrial Development Authority, Senior Living Rev. (Sun Health Services), “A”, 5%, 11/15/2048	3,150,000	3,154,378
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2038	535,000	544,511
La Paz County, AZ, Industrial Development Authority Education Facility Lease Rev. (Charter School Solutions - Harmony Public Schools Project), “A”, 5%, 2/15/2048	465,000	459,507
Maricopa County, AZ, Higley Unified School District No. 60, Certificates of Participation, AGM, 4.25%, 6/01/2047	655,000	656,891
Maricopa County, AZ, Higley Unified School District No. 60, Certificates of Participation, AGM, 5%, 6/01/2053	4,375,000	4,722,516
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 4%, 7/01/2034	135,000	138,073
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039	235,000	246,753
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2039 (n)	680,000	672,058
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	430,000	441,059
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2049 (n)	365,000	342,036
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054	545,000	556,953
Maricopa County, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Projects), “A”, 5%, 7/01/2054 (n)	1,615,000	1,491,770
Maricopa County, AZ, Industrial Development Authority Rev. (Banner Health), “A”, 5%, 1/01/2038	2,360,000	2,458,523
Maricopa County, AZ, Pollution Control Corp. Rev. (Public Service Company of New Mexico Palo Verde Project), “B”, 0.875%, 6/01/2043 (Put Date 10/01/2026)	625,000	567,991
Phoenix, AZ, Civic Improvement Corp. Rental Car Facility Charge Rev., “A”, 5%, 7/01/2045	7,865,000	8,271,061
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	370,000	370,895
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035 (n)	115,000	115,278
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045 (n)	450,000	420,758
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046 (n)	270,000	250,725
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	555,000	560,064
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	445,000	446,157
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	705,000	698,148
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035 (n)	665,000	668,408
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045 (n)	730,000	698,482
Phoenix, AZ, Industrial Development Authority, Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2046 (n)	480,000	456,366
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2041 (n)	1,885,000	1,617,968
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4%, 12/01/2051 (n)	6,255,000	4,897,596
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “A”, 4.15%, 12/01/2057 (n)	2,355,000	1,802,741
Phoenix, AZ, Industrial Development Authority, Hotel Rev. (Provident Group - Falcon Properties LLC, Project), “B”, 5.75%, 12/15/2057 (n)	2,750,000	2,210,173
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2044	335,000	338,979

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2049	$815,000	$816,670
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing II LLC - Arizona State University Project), “A”, 5%, 7/01/2059	665,000	657,978
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2037	395,000	406,839
Phoenix, AZ, Industrial Development Authority, Student Housing Refunding Rev. (Downtown Phoenix Student Housing LLC - Arizona State University Project), “A”, 5%, 7/01/2042	480,000	486,659
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	185,000	155,219
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2041 (n)	995,000	834,829
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	1,105,000	843,094
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2051 (n)	285,000	217,450
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	250,000	183,288
Pima County, AZ, Industrial Development Authority Education Facility Rev. (American Leadership Academy Project), 4%, 6/15/2057 (n)	1,245,000	912,500
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 6.75%, 11/15/2042 (n)	925,000	950,329
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 6.875%, 11/15/2052 (n)	2,625,000	2,677,880
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “A”, 7%, 11/15/2057 (n)	1,180,000	1,209,583
Pima County, AZ, Industrial Development Authority Senior Living Rev. (La Posada at Pusch Ridge Project), “B3”, 5.125%, 11/15/2029 (n)	1,135,000	1,136,782
Salt River, AZ, Agricultural Improvement & Power District, “A”, 5%, 1/01/2038	6,295,000	6,655,134
Sierra Vista, AZ, Industrial Development Authority, Education Facility Rev. (American Leadership Academy Project), 5.75%, 6/15/2058	2,700,000	2,704,220
Sierra, AZ, Industrial Development Authority, Vista Education Facility Rev. (American Leadership Academy Project), 5.75%, 6/15/2053	3,560,000	3,580,803
Yavapai County, AZ, Industrial Development Authority Rev. (Waste Management, Inc.), “A-2”, 2.2%, 3/01/2028 (Put Date 6/03/2024)	1,695,000	1,681,754
		$99,376,333
Arkansas - 0.4%
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4%, 7/01/2028	$170,000	$165,430
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2033	345,000	336,154
Arkansas Development Finance Authority, Charter School Capital Improvement Rev. (LISA Academy Project), 4.5%, 7/01/2039	40,000	37,247
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2026	3,515,000	3,675,376
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2027	3,690,000	3,926,064
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2028	1,595,000	1,723,691
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2029	1,360,000	1,488,580
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2037	480,000	498,322
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2039	380,000	389,540
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-1”, 5%, 9/01/2040	420,000	428,846
Arkansas Development Finance Authority, Health Care Rev. (Baptist Memorial Health Care Corp.), “B-2”, 5%, 9/01/2044 (Put Date 9/01/2027)	965,000	1,025,146
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3%, 7/01/2032	135,000	118,686
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 3.125%, 7/01/2036	370,000	306,340
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4.25%, 7/01/2041	145,000	133,573
Arkansas Development Finance Authority, Healthcare Facilities Rev. (Carti Surgery Center Project), “B”, 4%, 7/01/2052	610,000	482,364
Arkansas Development Finance Authority, Hospital Rev. (Washington Regional Medical Center), 5%, 2/01/2038	1,310,000	1,339,468
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AAC, 0%, 7/01/2046	3,930,000	1,383,437

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arkansas - continued
Pulaski County, AR, Public Facilities Board, Healthcare Rev. (Baptist Health), 5%, 12/01/2042	$1,200,000	$1,204,621
		$18,662,885
California - 6.8%
Alameda, CA, Corridor Transportation Authority Rev., Convertible Capital Appreciation, “C”, AGM, 0%, 10/01/2052	$6,270,000	$3,392,081
California Community Choice Financing Authority, Clean Energy Project Rev., “A-1”, 4%, 5/01/2053 (Put Date 8/01/2028)	6,850,000	6,951,064
California Community Choice Financing Authority, Clean Energy Project Rev., “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	26,240,000	27,757,228
California Community Choice Financing Authority, Clean Energy Project Rev., “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	13,010,000	14,432,192
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, ETM, 5%, 6/01/2025	3,115,000	3,219,346
California Community College Financing Authority Lease Rev. (West Valley Mission Community College), “C”, ETM, 5%, 6/01/2026	3,260,000	3,454,992
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	4,970,000	4,186,694
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), “A”, 4%, 6/01/2049	700,000	661,089
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2038	105,000	106,121
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2039	130,000	130,759
California Health Facilities Financing Authority Rev. (Sutter Health), “A”, 5%, 11/15/2046 (Prerefunded 11/15/2025)	1,990,000	2,073,263
California Housing Finance Agency Municipal Certificates, “A”, 4%, 3/20/2033	3,836,154	3,900,410
California Housing Finance Agency Municipal Certificates, “A”, 4.375%, 9/20/2036	18,215,806	18,282,587
California Housing Finance Agency Municipal Certificates, “X”, 0.797%, 11/20/2035 (i)	53,342,973	2,664,183
California Housing Finance Agency Municipal Certificates, “X”, 0.766%, 8/20/2036 (i)(n)	19,058,023	1,005,311
California Infrastructure & Economic Development Bank Refunding Rev. (Los Angeles County Museum of Art Project), “A”, 1.2%, 12/01/2050 (Put Date 6/01/2028)	6,245,000	5,549,344
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	470,000	605,275
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	1,380,000	1,415,392
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2036	1,190,000	1,207,641
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2041	1,060,000	1,069,962
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	2,975,000	2,978,665
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	1,695,000	1,583,452
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2052	3,185,000	3,572,731
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	1,515,000	1,399,826
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	3,370,000	3,120,215
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	2,420,000	2,043,031
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 2.5%, 11/01/2038 (Put Date 5/01/2024)	2,985,000	2,969,865
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2037	405,000	412,015
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	405,000	407,166
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), “A”, 4%, 10/15/2026	330,000	334,637
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	705,000	708,144
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-1”, 3.125%, 5/15/2029 (n)	1,595,000	1,569,760
California Public Finance Authority, Senior Living Rev. (Enso Village Project), “B-2”, 2.375%, 11/15/2028 (n)	1,065,000	1,061,827
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	7,275,000	7,359,394
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group - Issue No. 5), “A”, 4%, 8/01/2061 (n)	890,000	749,759
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 4%, 8/01/2051	550,000	482,674
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024 (n)	445,000	444,560
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045 (n)	1,055,000	1,057,570
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 4%, 7/01/2050	2,740,000	2,403,474
California Statewide Communities Development Authority Multi-Family Housing Rev. (Apple Tree Village Apartments), “R”, 3.95%, 4/01/2060 (Put Date 10/01/2037)	10,200,000	8,898,143
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2034	790,000	844,503
California Statewide Communities Development Authority Rev. (Adventist Health System/West), “A”, 5%, 3/01/2035	1,160,000	1,238,492
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 3.5%, 11/01/2027 (n)	2,590,000	2,506,818
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2032 (n)	385,000	393,714
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5%, 11/01/2041 (n)	755,000	750,544

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.25%, 8/15/2052	$2,640,000	$2,917,814
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	2,510,000	2,791,369
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	190,000	190,159
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	2,085,000	2,090,192
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056 (n)	8,560,000	8,585,612
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2058	5,820,000	5,951,106
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5%, 7/01/2029 (n)	490,000	500,971
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	375,000	380,173
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2049 (n)	1,415,000	1,414,933
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2052 (n)	615,000	612,295
California Statewide Communities Development Authority, Essential Housing Rev. (Pasadena Portfolio), “A-1”, 2.65%, 12/01/2046 (n)	7,145,000	5,394,317
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 3.5%, 7/01/2034	630,000	635,992
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2031	3,160,000	2,526,676
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2033	2,195,000	1,640,869
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A”, 5%, 6/01/2034 (Prerefunded 6/01/2025)	2,360,000	2,437,392
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	18,250,000	16,881,011
Irvine, CA, Financial Authority Special Tax Rev. (Irvine Great Park Infrastructure Project), BAM, 4%, 9/01/2058	10,305,000	10,181,814
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2036	1,345,000	1,500,136
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2037	1,005,000	1,112,230
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2038	2,210,000	2,418,951
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5%, 5/15/2039	3,275,000	3,565,331
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5.25%, 5/15/2038	1,395,000	1,485,989
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 5%, 5/15/2044	2,840,000	2,952,418
Los Angeles, CA, Department of Water & Power Water System Rev., “A”, 5%, 7/01/2038	3,180,000	3,301,574
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2046	1,415,000	1,190,371
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2050	880,000	713,059
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2041	5,115,000	5,297,607
Montebello, CA, Public Financing Authority Lease Rev. (Montebello Home2 Suites by Hilton Hotel Project), “A”, 5%, 6/01/2046	1,575,000	1,624,273
Mount San Antonio, CA, Community College District Rev. (Election of 2008), “A”, 5.875%, 8/01/2028	1,465,000	1,676,231
Mountain House Financing Authority, CA, Utility Systems Rev., BAM, 4.125%, 12/01/2048	1,000,000	1,008,890
Mountain House Financing Authority, CA, Utility Systems Rev., BAM, 4.25%, 12/01/2052	2,000,000	2,024,899
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2029	2,425,000	2,071,126
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, AGM, 0%, 8/01/2030	3,110,000	2,576,511
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2024	280,000	275,321
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	155,000	141,556
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	75,000	68,495
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2027	130,000	118,724
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	225,000	195,974
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2029	125,000	108,874
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	180,000	152,859
Oceanside, CA, Unified School District General Obligation, Capital Appreciation, “A”, ETM, AGM, 0%, 8/01/2030	125,000	105,465
Pomona, CA, Unified School District, General Obligation, “F”, BAM, 3%, 8/01/2048	765,000	625,580
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, 5%, 5/01/2024	1,245,000	1,250,690
Port of Oakland, CA, Intermediate Lien Refunding Rev., “H”, ETM, 5%, 5/01/2024	95,000	95,653
River Islands, CA, Public Finance Authority Improvement Area No. 1, Special Tax Community Facilities District No. 2003-1, “A-1”, AGM, 5.25%, 9/01/2052	6,700,000	7,371,240
River Islands, CA, Public Finance Authority, Special Tax Community Facilities District No. 2016-1, AGM, 5.25%, 9/01/2052	1,575,000	1,732,792
Riverside County, CA, Transportation Commission Sales Tax Rev. (Limited Tax), “A”, 2%, 6/01/2029	1,585,000	1,494,843
Sacramento County, CA, Airport System Rev., “A”, 5%, 7/01/2041	7,865,000	8,165,925

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2041	$4,720,000	$4,877,734
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2041	1,310,000	1,305,524
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2046	1,500,000	1,464,530
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2046	1,875,000	1,976,391
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2051	1,875,000	1,958,871
San Diego County, CA, Regional Airport Authority Rev., “B”, 4%, 7/01/2056	2,060,000	1,930,300
San Francisco, CA, City & County Airports Commission, International Airport Rev., “C”, 5.5%, 5/01/2042	8,275,000	9,402,524
San Francisco, CA, City & County Airports Commission, International Airport Rev., “C”, 5.5%, 5/01/2043	6,145,000	6,958,981
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2038	3,385,000	3,600,815
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2039	3,855,000	4,084,098
San Francisco, CA, City & County Airports Commission, International Airport Rev., “E”, 5%, 5/01/2040	1,800,000	1,900,725
San Francisco, CA, City & County Airports Commission, Refunding Rev., “C”, 5.75%, 5/01/2048	5,975,000	6,764,542
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	270,000	271,118
San Mateo County, CA, Community College District (Election of 2005), Capital Appreciation, “A”, NPFG, 0%, 9/01/2026	4,015,000	3,737,302
State of California, Veterans General Obligation, “CU”, 4.85%, 12/01/2046	1,445,000	1,526,749
Tulare and Kings Counties, CA, College of the Sequoias Community District (Area Improvement District No. 3), “E”, 3%, 8/01/2051	1,685,000	1,355,325
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	6,640,000	5,984,560
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2061 (n)	6,760,000	5,747,290
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	9,605,000	3,760,659
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, AGM, 0%, 8/01/2029	2,710,000	2,328,584
		$343,848,817
Colorado - 4.1%
Arapahoe County, CO, Whispering Pines Metropolitan District No. 1, General Obligation, 5%, 12/01/2043	$325,000	$352,207
Arapahoe County, CO, Whispering Pines Metropolitan District No. 1, General Obligation, AGM, 5%, 12/01/2052	645,000	681,261
Arvada, CO, Vauxmont Metropolitan District Rev., AGM, 5%, 12/15/2032	56,000	58,720
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), 5%, 12/01/2031	1,360,000	1,380,310
Colorado Educational & Cultural Facilities Authority Rev. (Classical Academy Project), “A”, 5%, 12/01/2038	805,000	812,675
Colorado Educational & Cultural Facilities Authority Rev. (Leman Academy of Excellence-Douglas County, CO Campus Project), “A”, 4.25%, 7/01/2043	3,105,000	3,084,889
Colorado Educational & Cultural Facilities Authority Rev. (Leman Academy of Excellence-Douglas County, CO Campus Project), “A”, 4.5%, 7/01/2053	5,250,000	5,137,181
Colorado Educational & Cultural Facilities Authority Rev. (Leman Academy of Excellence-Douglas County, CO Campus Project), “A”, 4.5%, 7/01/2058	3,780,000	3,630,120
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	585,000	585,240
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	480,000	480,093
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	430,000	430,579
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	390,000	394,022
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	390,000	393,894
Colorado Educational & Cultural Facilities Authority Rev. (Pinnacle Charter School Building Corp.), 5%, 6/01/2029	720,000	720,903
Colorado Educational & Cultural Facilities Authority Rev. (Stargate Charter School Project), “A”, 4%, 12/01/2048	2,710,000	2,506,205
Colorado Educational & Cultural Facilities Authority Rev. (Twin Peaks Charter Academy Project), 5%, 11/15/2031	1,460,000	1,480,996
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2038	240,000	250,025
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2048	290,000	296,367
Colorado Educational & Cultural Facilities Authority Rev. (Union Colony School Project), 5%, 4/01/2053	305,000	310,406
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2040	2,800,000	2,959,229
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (American Academy Project), 5%, 12/01/2050	14,255,000	14,702,539
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Pinnacle Charter School, Inc. Project), “A”, 4%, 12/01/2036	1,080,000	1,099,482
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Pinnacle Charter School, Inc. Project), “A”, 4%, 12/01/2041	1,315,000	1,289,002
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2040	1,380,000	1,457,529
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2050	2,825,000	2,914,944

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Educational & Cultural Facilities Authority, Charter School Refunding and Improvement Rev. (Prospect Ridge Academy Project), “A”, 5%, 3/15/2055	$4,165,000	$4,284,394
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (American Academy Project), 5%, 12/01/2055	1,145,000	1,175,600
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2050	385,000	354,347
Colorado Educational & Cultural Facilities Authority, Charter School Refunding Rev. (Windsor Charter Academy Project), 4%, 9/01/2055	690,000	622,954
Colorado Educational & Cultural Facilities Authority, Charter School Rev. (Highline Academy Charter School Project), 5.75%, 12/01/2061	3,140,000	3,407,541
Colorado Health Facilities Authority Rev. (Adventist System/Sunbelt Obligated Group), “A”, 5%, 11/15/2041	7,865,000	8,056,367
Colorado Health Facilities Authority Rev. (Adventist System/Sunbelt Obligated Group), “A”, 4%, 11/15/2048	18,540,000	17,746,977
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.5%, 11/01/2047	2,915,000	3,186,955
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A”, 5.25%, 11/01/2052	4,430,000	4,701,967
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2044	4,025,000	3,969,184
Colorado Health Facilities Authority Rev. (CommonSpirit Health), “A-2”, 4%, 8/01/2049	8,090,000	7,759,342
Colorado Health Facilities Authority Rev. (Sanford Health), “A”, 5%, 11/01/2039	7,395,000	7,801,742
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2036	935,000	972,193
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2037	3,380,000	3,496,309
Colorado Health Facilities Authority Rev. (SCL Health System), “A”, 4%, 1/01/2038	3,895,000	4,003,958
Colorado Health Facilities Authority, Hospital Rev. (AdventHealth Obligated Group), “A”, 4%, 11/15/2043	3,685,000	3,657,884
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2035	600,000	614,782
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2037	355,000	360,024
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2038	280,000	281,913
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2039	280,000	280,579
Colorado Health Facilities Authority, Hospital Rev. (Boulder Community Health Project), 4%, 10/01/2040	240,000	238,519
Colorado Housing & Finance Authority, Single Family Mortgage, Class I, “C”, 4.75%, 5/01/2049 (u)	2,790,000	2,827,017
Colorado Housing & Finance Authority, Single Family Mortgage, Class I, “F”, GNMA, 5.25%, 11/01/2052	5,760,000	5,994,825
Colorado Housing & Finance Authority, Single Family Mortgage, Class III, “D”, 5.75%, 5/01/2053	18,405,000	19,813,656
Colorado Housing & Finance Authority, Single Family Mortgage, Class III, “H”, 4.25%, 11/01/2049	2,915,000	2,930,050
Colorado Regional Transportation District (Denver Transit Partners Eagle P3 Project), “A”, 4%, 7/15/2038	335,000	337,439
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2036	2,170,000	2,286,511
Colorado Regional Transportation District, Sales Tax Rev. (Fastracks Project), “A”, 5%, 11/01/2040	7,865,000	8,209,020
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	2,700,000	2,673,706
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	2,535,000	2,446,463
Denver, CO, City & County Airport System Rev., “B”, 5.5%, 11/15/2040	1,255,000	1,439,378
Denver, CO, City & County Airport System Rev., “B”, 5.5%, 11/15/2041	500,000	569,929
Denver, CO, City & County Airport System Rev., “B”, 5.5%, 11/15/2042	235,000	266,481
Denver, CO, City & County Airport System Rev., “B”, 5.5%, 11/15/2043	1,000,000	1,130,007
Denver, CO, Convention Center Hotel Authority Rev., 5%, 12/01/2040	1,290,000	1,302,882
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2038	620,000	592,383
Denver, CO, Health & Hospital Authority Rev., “A”, 4%, 12/01/2040	1,000,000	934,692
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	955,000	955,560
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2030	1,160,000	1,222,548
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2031	1,310,000	1,380,637
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2032	1,385,000	1,457,310
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2033	1,385,000	1,454,943
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2034	1,140,000	1,196,274
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2035	1,285,000	1,341,155
Park Creek Metropolitan District, CO, Senior Limited Property Tax Supported Rev., “A”, NPFG, 5%, 12/01/2045	4,155,000	4,216,718
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	960,000	1,027,715
State of Colorado (Building Excellent Schools Today), “S”, COP, AGM, 4%, 3/15/2046	12,145,000	12,181,915
Sterling, CO, Water Resources and Power Development Authority Rev. (Wastewater Utility Enterprise Project), “A”, AGM, 5%, 9/01/2055	795,000	866,507
		$205,438,070

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Connecticut - 0.7%
Connecticut Airport Authority Rev. (Ground Transportation Center Project), “A”, 4%, 7/01/2049	$1,550,000	$1,377,765
Connecticut Health & Educational Facilities Authority Rev. (Connecticut Children's Medical Issue), “E”, 5.25%, 7/15/2048	1,910,000	2,088,119
Connecticut Health & Educational Facilities Authority Rev. (Connecticut Children's Medical Issue), “E”, 4.25%, 7/15/2053	2,195,000	2,167,376
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2025	2,355,000	2,358,682
Connecticut Health & Educational Facilities Authority Rev. (Masonicare), “F”, 5%, 7/01/2043	3,330,000	3,205,568
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 3.5%, 11/15/2033	1,380,000	1,353,774
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 3.75%, 11/15/2034	1,680,000	1,675,005
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 4%, 11/15/2035	1,000,000	1,008,250
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 4%, 11/15/2036	450,000	447,455
Connecticut Higher Education Supplemental Loan Authority Rev. (Chesla Loan Program), “B”, 4.25%, 11/15/2039	910,000	895,748
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 3.5%, 11/15/2045	235,000	233,927
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.5%, 10/01/2042 (n)	2,050,000	2,116,163
Great Pond, CT, Improvement District Special Obligation Rev. (Great Pond Phase II Project), 5.75%, 10/01/2052 (n)	5,560,000	5,736,993
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	7,240,000	7,242,179
New Haven, CT, General Obligation, “A”, AGM, 5%, 8/15/2032	790,000	831,794
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2031 (n)	145,000	138,477
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2036 (n)	230,000	207,720
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2041 (n)	275,000	237,989
Steel Point Infrastructure Improvement District, CT, Special Obligation Rev. (Steel Point Harbor Project), 4%, 4/01/2051 (n)	630,000	513,371
West Haven, CT, General Obligation, BAM, 4%, 3/15/2035	728,000	756,757
West Haven, CT, General Obligation, BAM, 4%, 3/15/2040	590,000	595,821
		$35,188,933
Delaware - 0.5%
Delaware Economic Development Authority Rev. (Newark Charter School, Inc.), “A”, 5%, 9/01/2046	$375,000	$379,697
Delaware Economic Development Authority, Retirement Communities Rev. (ACTS Retirement - Life Communities, Inc. Obligated Group), “B”, 5.25%, 11/15/2053	3,670,000	3,752,496
Delaware Housing Authority, Multi-Family Rev. (Luther Towers Apartments), HUD Section 8, 4.65%, 1/01/2041	19,879,158	20,320,332
		$24,452,525
District of Columbia - 0.3%
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	$2,705,000	$2,704,971
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	3,545,000	3,519,868
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	720,000	685,117
District of Columbia University Rev. (Georgetown University), 5%, 4/01/2035	2,360,000	2,481,853
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “A”, AGM, 4%, 10/01/2052	2,085,000	2,018,845
Metropolitan Washington, D.C., Airport Authority, Dulles Toll Road Rev. (Dulles Metrorail and Capital Improvement Projects), “B”, AGM, 4%, 10/01/2049	1,575,000	1,535,546
Metropolitan Washington, D.C., Airport Authority, Toll Road Subordinate Lien Refunding Rev. (Dulles Metrorail and Capital Improvement Project), “B”, AGM, 4%, 10/01/2053	1,250,000	1,201,588
		$14,147,788
Florida - 4.1%
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock, Inc. at the University of Florida), 4%, 10/01/2040	$520,000	$447,100
Alachua County, FL, Health Facilities Authority, Continuing Care Retirement Community Rev. (Oak Hammock, Inc. at the University of Florida), 4%, 10/01/2046	700,000	557,665
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2035	795,000	854,021
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2036	1,345,000	1,435,573
Alachua County, FL, Health Facilities Authority, Health Facilities Rev. (Shands Teaching Hospital and Clinics, Inc. at the University of Florida), “B-1”, 5%, 12/01/2037	1,750,000	1,859,615
Arborwood Community Development District, FL, Capital Improvement Rev., “A-1”, 6.9%, 5/01/2036	20,000	20,018
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.375%, 5/01/2030	825,000	828,330
Bellalago, FL, Educational Facilities Benefit District Capital Improvement Refunding Rev., 4.5%, 5/01/2033	385,000	386,208
Broward County, FL, Airport System Rev., 5%, 10/01/2042	855,000	880,978
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2038	2,360,000	2,508,475

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2039	$3,540,000	$3,746,375
Broward County, FL, Airport System Rev., “A”, 5%, 10/01/2044	2,755,000	2,874,605
Collier County, FL, Health Facilities Authority, Residential Care Facility Rev. (The Moorings, Inc.), 4%, 5/01/2052	4,070,000	3,766,960
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035 (a)(d)(z)	75,307	2,410
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035 (a)(d)(z)	492,158	15,749
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044 (a)(d)(z)	741,965	23,743
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049 (a)(d)(z)	135,552	4,338
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2036	465,000	475,344
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 4.625%, 5/01/2028	80,000	80,487
Florida Capital Region Community Development District, Capital Improvement Rev., “A-1”, 5.125%, 5/01/2039	495,000	496,869
Florida Capital Trust Agency, Air Cargo Rev. (Aero Miami FX LLC), “A”, 5.35%, 7/01/2029	4,660,000	4,667,038
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 4%, 8/01/2030	80,000	80,271
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2040	125,000	128,035
Florida Capital Trust Agency, Educational Facilities Rev. (Liza Jackson Preparatory School, Inc. Project), “A”, 5%, 8/01/2055	385,000	383,507
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 3%, 7/01/2031 (n)	100,000	91,867
Florida Development Finance Corp. Educational Facilities Rev. (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), “A”, 4%, 7/01/2051 (n)	510,000	423,596
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2047	250,000	251,964
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2052	880,000	883,417
Florida Development Finance Corp. Educational Facilities Rev. (Mater Academy Projects), “A”, 5%, 6/15/2056	1,290,000	1,293,026
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 4%, 9/15/2030 (n)	220,000	203,913
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 5%, 9/15/2040 (n)	395,000	355,584
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School Projects), “C”, 5%, 9/15/2050 (n)	775,000	649,899
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2035	120,000	120,487
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2045	225,000	203,302
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A”, 4%, 7/01/2055	315,000	265,108
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2042	170,000	176,258
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 7/01/2051	155,000	156,866
Florida Development Finance Corp. Educational Facilities Rev. (River City Science Academy Projects), “A-1”, 5%, 2/01/2057	185,000	186,217
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6%, 6/15/2037 (n)	305,000	307,439
Florida Development Finance Corp. Educational Facilities Rev. (Southwest Charter Foundation, Inc. Project), “A”, 6.125%, 6/15/2047 (n)	930,000	909,046
Florida Development Finance Corp. Healthcare Facilities Rev. (UF Health Jacksonville Project), “A”, AGM, 4%, 2/01/2046	5,120,000	4,978,010
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2031 (n)	540,000	521,491
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2035 (n)	320,000	300,357
Florida Development Finance Corp. Senior Living Rev. (Glenridge on Palmer Ranch Project), 5%, 6/01/2051 (n)	6,605,000	5,373,136
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2036 (n)	645,000	519,984
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2041 (n)	330,000	240,033
Florida Development Finance Corp. Senior Living Rev. (Mayflower Retirement Community Project), “A”, 4%, 6/01/2046 (n)	390,000	260,909
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2031	740,000	788,286
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2033	1,020,000	1,080,959
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2034	845,000	892,420
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 5%, 10/01/2036	645,000	675,352
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2037	900,000	871,733
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2038	1,240,000	1,182,586
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2039	1,480,000	1,394,261
Florida Higher Educational Facilities Financing Authority Rev. (Florida Institute of Technology), 4%, 10/01/2044	2,310,000	2,065,493
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.5%, 6/01/2033 (n)	435,000	423,588
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 4.75%, 6/01/2038 (n)	1,990,000	1,867,207
Florida Higher Educational Facilities Financing Authority Rev. (Jacksonville University Project), “A”, 5%, 6/01/2048 (n)	1,785,000	1,614,763
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, FHLMC, 4%, 7/01/2049	1,960,000	1,954,238
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 3%, 1/01/2052	4,380,000	4,268,768
Florida Housing Finance Corp., Homeowner Mortgage Rev., “1”, GNMA, 3.5%, 7/01/2052	7,440,000	7,324,716

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Housing Finance Corp., Homeowner Mortgage Rev., “2”, GNMA, 3%, 7/01/2052	$5,405,000	$5,242,881
Florida Mid-Bay Bridge Authority Rev., “A”, 5%, 10/01/2035	2,560,000	2,608,102
Hillsborough County FL, Industrial Development Authority, Hospital Rev. (Tampa General Hospital Project), “A”, 4%, 8/01/2055	1,875,000	1,716,429
Jacksonville, FL, Educational Facilities Rev. (Jacksonville University Project), “B”, 5%, 6/01/2053 (n)	450,000	398,881
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2034 (Prerefunded 11/15/2024)	1,525,000	1,552,465
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	95,000	95,181
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	150,000	142,778
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood National and Polo Run Projects), 5.375%, 5/01/2047	480,000	485,261
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 6.125%, 5/01/2043	1,080,000	1,124,243
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Taylor Ranch Project), 6.3%, 5/01/2054	1,500,000	1,550,078
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), 5%, 11/15/2044	1,620,000	1,584,992
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), 5%, 11/15/2049	1,705,000	1,635,640
Manatee County, FL, Public Utilities Improvement Refunding Rev., 4%, 10/01/2048	10,000,000	10,009,879
Manatee County, FL, Public Utilities Improvement Refunding Rev., 4%, 10/01/2053	6,750,000	6,600,452
Miami Beach, FL, Health Facilities Authority Hospital Rev. (Mount Sinai Medical Center of Florida), “B”, 4%, 11/15/2051	9,745,000	9,058,125
Miami-Dade County, FL, Seaport Refunding Rev., “A”, 5.25%, 10/01/2052	1,630,000	1,772,649
Miami-Dade County, FL, Seaport Refunding Rev., “A-1”, AGM, 4%, 10/01/2045	4,880,000	4,656,115
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	225,000	225,032
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	110,000	109,463
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	185,000	184,098
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Health Obligated Group), “A”, 5%, 10/01/2053	8,320,000	8,884,389
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2036	1,000,000	983,251
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2042	3,625,000	3,340,562
Orange County, FL, Health Facilities Authority Rev. (Presbyterian Retirement Communities Obligated Group Project), “A”, 4%, 8/01/2047	4,085,000	3,589,967
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), “A-1”, 5%, 10/01/2044	590,000	601,680
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2035	435,000	255,190
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2036	520,000	285,928
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2037	200,000	104,036
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2038	610,000	298,360
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2039	725,000	330,432
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2040	775,000	332,828
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2041	865,000	349,910
Osceola County, FL, Transportation Improvement and Refunding Rev. (Osceola Parkway), Capital Appreciation, “A-2”, 0%, 10/01/2042	695,000	263,092
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Baptist Health South Florida Obligated Group), 4%, 8/15/2049	7,700,000	7,360,314
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2047	755,000	782,224
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (Jupiter Medical Center Project), “A”, 5%, 11/01/2052	985,000	1,012,864
Palm Beach County, FL, Health Facilities Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “B”, 5%, 11/15/2042	700,000	718,776
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2031	480,000	452,549
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2036	790,000	699,416
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4%, 6/01/2041	515,000	425,089
Palm Beach County, FL, Health Facilities Authority Rev. (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/01/2056	3,250,000	2,490,450

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Pasco County, FL, Capital Improvement Cigarette Tax Allocation, “A”, AGM, 5%, 9/01/2048	$4,540,000	$4,920,092
Pasco County, FL, Capital Improvement Cigarette Tax Allocation, “A”, AGM, 5.75%, 9/01/2054	4,430,000	5,039,752
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.3%, 5/01/2039	540,000	546,838
Pasco County, FL, Del Webb Bexley Community Development District, Special Assessment Rev., 5.4%, 5/01/2049	700,000	700,028
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2040	160,000	136,844
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), 4%, 9/01/2050	4,215,000	3,233,821
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2051	3,020,000	2,299,101
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “A”, 4%, 9/01/2056	4,500,000	3,303,398
Pompano Beach, FL, Refunding Rev. (John Knox Village Project), “B-2”, 1.45%, 1/01/2027	575,000	523,664
South Miami, FL, Health Facilities Authority Hospital Refunding Rev. (Baptist Health South Florida Obligated Group), 4%, 8/15/2047	13,610,000	13,093,569
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2027	85,000	81,691
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2028	80,000	76,023
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2029	85,000	79,835
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2030	75,000	69,598
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2031	80,000	73,322
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2036	375,000	323,372
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2041	285,000	225,532
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2046	285,000	211,301
St. John's County, FL, Industrial Development Authority, Senior Living Rev. (Vicars Landing Project), “A”, 4%, 12/15/2050	275,000	195,398
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	42,764	20,099
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	195,000	195,243
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	180,000	180,207
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	385,000	385,466
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	1,145,000	1,145,845
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	875,000	876,787
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2034	1,125,000	760,548
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2035	620,000	400,863
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2036	955,000	586,936
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2037	450,000	261,501
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2038	620,000	339,487
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2039	620,000	321,497
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2040	845,000	415,392
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2041	375,000	174,845
Tampa, FL, Capital Improvement Cigarette Tax Allocation (H. Lee Moffitt Cancer Center Project), Capital Appreciation, “A”, 0%, 9/01/2042	375,000	165,418
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2039	245,000	248,789
Tampa, FL, Hospital Rev. (H. Lee Moffitt Cancer Center Project), “B”, 4%, 7/01/2045	3,865,000	3,839,869
Tampa, FL, Water and Wastewater Systems Rev., “A”, 5.25%, 10/01/2057	2,500,000	2,784,261
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 4.85%, 5/01/2038	325,000	324,188
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5%, 5/01/2043	490,000	493,670
Wildwood, FL, Special Assessment Rev. (Village Community Development District No. 15), 5.25%, 5/01/2054	935,000	943,417
		$205,911,551
Georgia - 3.1%
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2038	$4,680,000	$4,709,725
Atlanta, GA, Airport Passenger Facility Charge and Subordinate Lien Rev., “D”, 4%, 7/01/2039	6,860,000	6,891,036
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 3.625%, 1/01/2031 (n)	1,040,000	944,685

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2036 (n)	$910,000	$902,410
Atlanta, GA, Geo. L. Smith II World Congress Center Authority Convention Center Hotel Rev., “B”, 5%, 1/01/2054 (n)	2,595,000	2,260,376
Augusta, GA, Development Authority Rev. (Wellstar Health System, Inc. Project), “A”, 5.125%, 4/01/2053	9,155,000	9,826,458
Bainbridge, GA, Combined Utilities Rev., BAM, 4%, 12/01/2051	4,825,000	4,812,342
Bibb County, GA, Development Authority Rev. (USG Real Estate Foundation IX LLC Project), 4%, 6/01/2044	675,000	674,816
Burke County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Vogtle Project), “A”, 1.5%, 1/01/2040 (Put Date 2/03/2025)	3,970,000	3,814,770
Burke County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Vogtle Project), “C”, 4.125%, 11/01/2045	2,000,000	1,844,269
Cherokee County, GA, Water and Sewerage Authority Rev., 4%, 8/01/2053	1,250,000	1,256,463
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030	505,000	512,207
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2030 (Prerefunded 7/15/2025)	10,000	10,328
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2033 (Prerefunded 2/15/2025)	40,000	41,311
Cobb County, GA, Development Authority Student Housing Refunding Rev. (Kennesaw State University Foundation, Inc.), “C”, 5%, 7/15/2033	860,000	871,797
Columbia County, GA, Hospital Authority Rev. (Wellstar Health System, Inc. Project), “A”, 5.75%, 4/01/2053	4,010,000	4,577,444
Fulton County, GA, Development Authority Hospital Rev. (Wellstar Health System, Inc. Project), “A”, 4%, 4/01/2050	2,670,000	2,584,671
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Lenbrook Square Foundation, Inc. Project), 5%, 7/01/2042	5,275,000	4,930,591
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 4%, 12/01/2047	660,000	658,740
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2026	665,000	694,425
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	1,370,000	1,481,964
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5%, 5/15/2043	1,470,000	1,507,481
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 5/15/2031	4,530,000	4,832,071
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “A”, 5%, 6/01/2053 (Put Date 6/01/2030)	17,500,000	18,557,403
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “B”, 4%, 8/01/2049 (Put Date 12/02/2024)	5,030,000	5,041,165
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 3/01/2050 (Put Date 9/01/2026)	1,670,000	1,678,044
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 4%, 5/01/2052 (Put Date 12/01/2028)	14,255,000	14,352,323
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “C”, 5%, 9/01/2053 (Put Date 9/01/2030)	9,915,000	10,607,132
Georgia Main Street Natural Gas, Inc., Gas Supply Rev., “D”, 5%, 5/01/2054 (Put Date 12/01/2030)	8,570,000	9,114,699
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J), “A”, AGM, 5%, 7/01/2064	4,175,000	4,364,345
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), “A”, 5%, 1/01/2056	1,530,000	1,558,671
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), “A”, AGM, 4%, 1/01/2046	590,000	587,184
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project M), “A”, AGM, 5%, 1/01/2062	2,125,000	2,204,642
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project P), “A”, 5.5%, 7/01/2064	4,415,000	4,710,224
Georgia Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project), “A”, AGM, 4%, 1/01/2046	945,000	940,490
Georgia Municipal Electric Authority Power Rev., “GG”, 5%, 1/01/2026	2,415,000	2,417,125
Georgia Ports Authority Rev., 4%, 7/01/2047	1,900,000	1,930,173
Georgia Ports Authority Rev., 4%, 7/01/2052	2,985,000	3,003,074
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2035	240,000	243,074
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2036	265,000	268,018
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Anticipation Certificates (Southeast Georgia Health System Project), 4%, 8/01/2037	185,000	186,577
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2042	3,150,000	3,246,308
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5%, 2/15/2045	3,935,000	4,038,685
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc. Project), “A”, 5.5%, 8/15/2054 (Prerefunded 2/15/2025)	3,315,000	3,413,328
Monroe County, GA, Development Authority Pollution Control Rev. (Oglethorpe Power Corp. Scherer Project), “A”, 1.5%, 1/01/2039 (Put Date 2/03/2025)	2,950,000	2,834,653
		$155,937,717
Guam - 0.2%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	$220,000	$236,920
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	295,000	319,862
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	2,235,000	2,139,603

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Guam - continued
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 3.839%, 10/01/2036	$680,000	$551,212
Guam International Airport Authority Rev., Taxable (A.B. Won Pat Airport), “A”, 4.46%, 10/01/2043	770,000	593,070
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	6,005,000	6,180,519
		$10,021,186
Idaho - 0.0%
Idaho Housing and Finance Association Nonprofit Facilities Rev. (White Pine Charter School Project), “A”, 5.75%, 5/01/2058	$535,000	$566,916
Illinois - 8.3%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$7,230,000	$6,476,054
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2028	7,785,000	6,445,241
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2029	2,590,000	2,059,729
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “A”, NPFG, 0%, 12/01/2030	1,125,000	858,285
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2026	2,680,000	2,396,874
Chicago, IL, Board of Education (School Reform), Capital Appreciation, “B-1”, NPFG, 0%, 12/01/2028	3,065,000	2,537,529
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	270,000	278,530
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2033	220,000	229,887
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2036	795,000	816,128
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2037	795,000	813,063
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2042	1,405,000	1,418,709
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2045	2,800,000	2,921,961
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5%, 4/01/2046	1,965,000	1,972,603
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 6%, 4/01/2046	17,805,000	18,500,050
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2048	6,350,000	6,944,401
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.5%, 12/01/2038	1,345,000	1,451,927
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	13,010,000	11,283,815
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 5.875%, 12/01/2047	3,665,000	3,987,754
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2028	1,070,000	1,138,296
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2029	715,000	768,862
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2030	535,000	581,200
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, AAC, 5.5%, 12/01/2031	1,425,000	1,560,679
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “C”, AGM, 5%, 12/01/2030	2,160,000	2,292,544
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 5%, 12/01/2042	9,915,000	9,788,393
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, 4%, 12/01/2043	1,000,000	902,953
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “A”, AGM, 5%, 12/01/2035	130,000	137,783
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2036	955,000	944,242
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2039	1,500,000	1,416,378
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2040	980,000	914,258
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, 4%, 12/01/2041	6,865,000	6,334,836
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “H”, 5%, 12/01/2046	2,895,000	2,859,861
Chicago, IL, Board of Education, Unlimited Tax General Obligation, “A”, 6%, 12/01/2049	7,535,000	8,266,077
Chicago, IL, City Colleges Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2026	7,625,000	7,187,768
Chicago, IL, City Colleges Capital Improvement Project, Capital Appreciation, NPFG, 0%, 1/01/2027	1,435,000	1,318,475
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2039	5,435,000	5,966,149
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2041	1,740,000	1,859,692
Chicago, IL, General Obligation (Chicago Works), “A”, 5.5%, 1/01/2043	435,000	462,200
Chicago, IL, General Obligation, “A”, 5%, 1/01/2029	5,580,000	5,991,931
Chicago, IL, General Obligation, “A”, 4%, 1/01/2035	1,970,000	1,975,489
Chicago, IL, General Obligation, “A”, 5.25%, 1/01/2038	7,390,000	8,032,735
Chicago, IL, General Obligation, “A”, 5%, 1/01/2039	1,435,000	1,493,243
Chicago, IL, General Obligation, “A”, 5%, 1/01/2040	380,000	394,224
Chicago, IL, General Obligation, “A”, 5%, 1/01/2044	3,540,000	3,631,109
Chicago, IL, General Obligation, “A”, 5.5%, 1/01/2049	5,505,000	5,733,889
Chicago, IL, General Obligation, “D”, 5.5%, 1/01/2033	740,000	749,772
Chicago, IL, General Obligation, Refunding, “A”, 5.625%, 1/01/2031	240,000	251,611
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), “A”, 4%, 12/15/2047	2,605,000	2,511,608
Chicago, IL, Metropolitan Pier & Exposition Authority Refunding Bonds (McCormick Place Expansion Project), “A”, 4%, 6/15/2052	4,340,000	4,082,914

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, 5%, 6/15/2053	$3,335,000	$3,368,547
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), “A”, 5%, 6/15/2057	6,090,000	6,213,417
Chicago, IL, Metropolitan Pier & Exposition Authority Rev. (McCormick Place Expansion Project), Capital Appreciation, “A”, AGM, 0%, 12/15/2056	4,020,000	877,044
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. (McCormick Place Expansion Project), NPFG, 5.5%, 6/15/2029	4,505,000	4,726,046
Chicago, IL, Metropolitan Pier & Exposition Authority, Dedicated State Tax Rev. Refunding Bonds (McCormick Place Expansion Project), Capital Appreciation, “B-1”, AGM, 0%, 6/15/2026	1,890,000	1,744,669
Chicago, IL, Midway Airport Refunding Rev., “A”, BAM, 5.5%, 1/01/2053	2,035,000	2,233,967
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5%, 1/01/2031	1,200,000	1,205,486
Chicago, IL, Midway Airport Rev., Second Lien, “A”, BAM, 5.75%, 1/01/2048	1,975,000	2,229,938
Chicago, IL, O’Hare International Airport Rev., Special Facilities, 5%, 7/01/2038	1,455,000	1,496,787
Chicago, IL, O’Hare International Airport, Customer Facility Charge Senior Lien Refunding, BAM, 5.25%, 1/01/2042	1,345,000	1,495,188
Chicago, IL, O’Hare International Airport, Customer Facility Charge Senior Lien Refunding, BAM, 5.25%, 1/01/2043	1,055,000	1,168,132
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 4.5%, 1/01/2048	7,210,000	7,289,712
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5%, 1/01/2048	2,610,000	2,689,535
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 4.625%, 1/01/2053	8,650,000	8,753,406
Chicago, IL, O'Hare International Airport Rev., Senior Lien, “A”, 5.5%, 1/01/2055	2,760,000	2,994,813
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2045	1,450,000	1,508,942
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 4%, 12/01/2050	2,365,000	2,287,326
Chicago, IL, Transit Authority Second Lien Sales Tax Rev., “A”, 5%, 12/01/2057	7,855,000	8,006,599
Chicago, IL, Wastewater Transmission Rev., Second Lien, “A”, AGM, 5.25%, 1/01/2053	5,000,000	5,516,979
Chicago, IL, Wastewater Transmission Rev., Second Lien, “A”, AGM, 5.25%, 1/01/2058	10,000,000	10,950,970
Cook County, IL, Community College District No. 508 (City Colleges), BAM, 5%, 12/01/2047	7,605,000	7,888,804
Cook County, IL, Sales Tax Rev., “A”, 4%, 11/15/2039	1,105,000	1,120,713
DuPage County, IL, Carol Stream Park District, “C”, BAM, 3%, 11/01/2032	985,000	976,146
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2034	330,000	344,860
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2038	405,000	409,499
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2042	250,000	249,265
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2047	455,000	443,415
Illinois Finance Authority Rev. (Dominican University), 5%, 3/01/2052	395,000	375,772
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2034 (Prerefunded 1/01/2027)	1,820,000	1,943,517
Illinois Finance Authority Rev. (Edward-Elmhurst Healthcare), “A”, 5%, 1/01/2035 (Prerefunded 1/01/2027)	1,825,000	1,948,857
Illinois Finance Authority Rev. (McKinley Foundation), “A”, 5.125%, 11/01/2055 (n)	2,525,000	2,352,896
Illinois Finance Authority Rev. (Mercy Health Corp.), 5%, 12/01/2046	7,265,000	7,395,232
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.5%, 5/15/2042	1,640,000	1,686,522
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.5%, 5/15/2047	2,385,000	2,421,647
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.625%, 5/15/2052	1,940,000	1,976,870
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “A”, 6.75%, 5/15/2058	2,580,000	2,640,117
Illinois Finance Authority Rev. (Plymouth Place, Inc.), “B-1”, 6%, 11/15/2027	2,425,000	2,426,366
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2036	815,000	850,707
Illinois Finance Authority Rev. (Presence Health Network), “C”, 5%, 2/15/2041	1,210,000	1,241,345
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2042	405,000	411,953
Illinois Finance Authority Rev. (Rosalind Franklin University), “A”, 5%, 8/01/2047	820,000	827,724
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2046	645,000	651,853
Illinois Finance Authority Rev. (Rosalind Franklin University, Research Building Project), “C”, 5%, 8/01/2049	630,000	634,549
Illinois Finance Authority Rev. (Southern Illinois Healthcare Enterprises, Inc.), “A”, 5%, 3/01/2047	7,865,000	7,967,413
Illinois Finance Authority Rev., Taxable (McKinley Foundation), “B”, 7%, 11/01/2037 (n)	775,000	757,658
Illinois Finance Authority, Academic Facilities Lease Rev. (Provident Group - UIUC Properties LLC - University of Illinois at Urbana-Champaign Project), “A”, 5%, 10/01/2051	335,000	344,554
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 2.25%, 7/01/2033	445,000	383,861
Illinois Finance Authority, Graduate & Professional Student Loan Program Rev. (Midwestern University Foundation), “A”, 3%, 7/01/2035	345,000	322,835
Illinois Finance Authority, Health Services Facility Lease Rev. (Provident Group - UIC Surgery Center LLC - University of Illinois Health Services Facility Project), 4%, 10/01/2050	2,430,000	2,173,673
Illinois Finance Authority, Lease Rev. (Provident Group - SCCIL Properties LLC - University of Illinois Urbana-Champaign Project), “A”, BAM, 5.25%, 10/01/2053	5,210,000	5,729,032

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Finance Authority, Lease Rev. (Provident Group - SCCIL Properties LLC - University of Illinois Urbana-Champaign Project), “A”, BAM, 5.25%, 10/01/2057	$6,000,000	$6,597,733
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2028	155,000	158,331
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2037	390,000	392,927
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2047	2,055,000	1,986,557
Illinois Finance Authority, Student Housing and Academic Facility Rev. (CHF - Chicago LLC - University of Illinois at Chicago Project), “A”, 5%, 2/15/2050	390,000	373,002
Illinois Housing Development Authority Rev. “A”, GNMA, 4.8%, 10/01/2043	10,620,000	11,004,238
Illinois Housing Development Authority Rev. “A”, GNMA, 4.9%, 4/01/2047	2,775,000	2,866,021
Illinois Housing Development Authority Rev., “A”, 4.5%, 10/01/2048	2,870,000	2,900,605
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035 (z)	7,958,923	7,466,645
Illinois Housing Development Authority Rev., “A”, GNMA, 3%, 4/01/2051	2,265,000	2,199,703
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035 (z)	3,245,830	3,045,068
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035 (z)	3,238,912	3,038,578
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/15/2035 (z)	2,955,502	2,772,697
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035 (z)	2,033,942	1,908,138
Illinois Sports Facilities Authority, State Tax Supported Refunding Rev., AGM, 5%, 6/15/2027	1,395,000	1,400,855
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2036	200,000	205,215
Kane County, IL, East Aurora School District No. 131, “A”, AGM, 4%, 12/01/2039	645,000	651,596
Macon County, IL, Decatur School District No. 61 General Obligation School Rev., “C”, AGM, 4%, 1/01/2035	1,475,000	1,510,645
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2028	605,000	623,579
Madison County, IL, Edwardsville Community Unit School District No. 007, BAM, 5%, 12/01/2029	620,000	638,459
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2041	315,000	313,086
Northern Illinois University, Auxiliary Facilities System Refunding Rev., BAM, 4%, 10/01/2043	190,000	185,276
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2036	490,000	506,024
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2038	555,000	563,347
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2040	525,000	527,765
Northern Illinois University, Auxiliary Facilities System Refunding Rev., “B”, BAM, 4%, 4/01/2041	250,000	250,185
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,330,000	1,333,647
Romeoville, IL, Rev. (Lewis University Project), “B”, 5%, 10/01/2039	1,095,000	1,100,455
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2041	890,000	823,008
Romeoville, IL, Rev. (Lewis University Project), “B”, 4.125%, 10/01/2046	885,000	777,929
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2028	590,000	608,415
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2029	225,000	230,881
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2031	750,000	768,040
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2036	515,000	517,768
Southern Illinois University Housing and Auxiliary Facilities System Rev., “A”, 4%, 4/01/2038	790,000	784,911
State of Illinois, General Obligation, 5%, 2/01/2025	2,045,000	2,084,226
State of Illinois, General Obligation, 5%, 11/01/2028	1,580,000	1,651,669
State of Illinois, General Obligation, 5.5%, 5/01/2039	1,310,000	1,450,375
State of Illinois, General Obligation, 4.5%, 11/01/2039	1,495,000	1,517,284
State of Illinois, General Obligation, 5.75%, 5/01/2045	1,220,000	1,342,661
State of Illinois, General Obligation, “A”, 5%, 3/01/2024	1,575,000	1,578,815
State of Illinois, General Obligation, “A”, 5%, 3/01/2025	1,970,000	2,010,771
State of Illinois, General Obligation, “A”, 5%, 11/01/2027	7,725,000	8,291,211
State of Illinois, General Obligation, “A”, 5%, 11/01/2028	10,235,000	11,179,324
State of Illinois, General Obligation, “B”, 5%, 3/01/2024	2,755,000	2,761,674
State of Illinois, General Obligation, “B”, 4%, 11/01/2038	1,335,000	1,346,383
State of Illinois, General Obligation, “B”, 5.5%, 5/01/2047	3,700,000	4,064,733
State of Illinois, General Obligation, “C”, 4%, 3/01/2024	4,865,000	4,869,081
State of Illinois, General Obligation, “C”, 4%, 3/01/2025	1,180,000	1,190,007
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2032	1,740,000	1,821,878
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2035	2,320,000	2,416,953
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2036	1,190,000	1,233,664
University of Illinois, Auxiliary Facilities System Rev., “A”, BAM, 4%, 4/01/2038	1,520,000	1,557,344

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2029	$535,000	$555,192
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2030	670,000	693,551
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2032	930,000	957,960
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2034	1,385,000	1,419,166
Western Illinois Economic Development Authority, Local Government Program Rev. (City of Quincy Project), “B”, BAM, 4%, 12/01/2036	1,575,000	1,596,131
		$415,218,251
Indiana - 1.4%
Fishers, IN, Town Hall Building Corp., Lease Rental Rev., “A”, BAM, 5.75%, 1/15/2063	$16,030,000	$18,294,744
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	420,000	421,099
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,055,000	1,024,366
Indiana Finance Authority, Educational Facilities Rev. (Rose-Hulman Institute of Technology Project), 5.75%, 6/01/2048	1,035,000	1,154,618
Indiana Finance Authority, Educational Facilities Rev. (Rose-Hulman Institute of Technology Project), 5.75%, 6/01/2053	5,325,000	5,904,673
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2028	205,000	216,203
Indiana Finance Authority, Educational Facilities Rev. (Valparaiso University Project), 5%, 10/01/2033	135,000	144,650
Indiana Finance Authority, Environmental Facilities Refunding Rev. (Indianapolis Power & Light Co.), “B”, 0.95%, 12/01/2038 (Put Date 4/01/2026)	2,260,000	2,087,359
Indiana Finance Authority, Health Facilities Rev. (Baptist Healthcare System Obligated Group), 5%, 8/15/2051	4,685,000	4,748,354
Indiana Finance Authority, Hospital Rev. (Reid Health), AGM, 4.25%, 1/01/2047	2,005,000	2,007,271
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5%, 6/01/2053	1,050,000	1,054,307
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5.125%, 6/01/2058	860,000	867,672
Indiana Finance Authority, Student Housing Rev. (CHF - Tippecanoe LLC - Student Housing Project), “A”, 5.375%, 6/01/2064	2,580,000	2,631,541
Indiana Housing & Community Development Authority, Single Family Mortgage Rev., “B-1”, GNMA, 3.25%, 7/01/2049	1,100,000	1,082,297
Indiana Secondary Market for Education Loans, Inc., Student Loan Program Rev., “1-A”, 4.5%, 6/01/2039	2,430,000	2,466,924
Indianapolis, IN, Local Public Improvement Bond Bank (Indianapolis Airport Authority Project), “I”, 5%, 1/01/2028	1,570,000	1,584,402
Indianapolis, IN, Local Public Improvement Bond Bank Senior Rev. (Convention Center Hotel), “E”, 6%, 3/01/2053	685,000	747,192
Indianapolis, IN, Local Public Improvement Bond Bank Senior Rev. (Convention Center Hotel), “E”, BAM, 5.25%, 3/01/2067	7,815,000	8,393,642
Indianapolis, IN, Local Public Improvement Bond Bank Subordinate Rev. (Convention Center Hotel), “F-1”, 6.125%, 3/01/2057	770,000	840,414
Indianapolis, IN, Water System First Lien Refunding Rev., “A”, 5%, 10/01/2037	4,130,000	4,480,731
St. Joseph County, IN, Educational Facilities Rev. (University of Notre Dame), 6.5%, 3/01/2026	790,000	851,991
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	330,000	330,741
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	595,000	596,159
Whiting, IN, Environmental Facilities Rev. (BP Products North America, Inc. Project), 4.4%, 11/01/2045 (Put Date 6/10/2031)	10,475,000	10,767,869
		$72,699,219
Iowa - 0.4%
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2033	$610,000	$592,075
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2038	485,000	447,835
Iowa Finance Authority Senior Housing Rev. (Northcrest, Inc. Project), “A”, 5%, 3/01/2048	885,000	750,858
Iowa Finance Authority, Single Family Mortgage Rev., “A”, FNMA, 4%, 7/01/2047	360,000	358,987
Iowa Finance Authority, Single Family Mortgage Rev., “A”, GNMA, 3%, 1/01/2047	2,450,000	2,377,779
Iowa Finance Authority, Single Family Mortgage Rev., “B”, 3%, 7/01/2051	6,435,000	6,266,525
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 4.75%, 10/01/2042	620,000	630,901
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5%, 10/01/2047	660,000	675,895
Iowa Higher Education Loan Authority, Private College Facility Rev. (Des Moines University Project), 5.375%, 10/01/2052	730,000	757,909
Iowa Student Loan Liquidity Corp. Rev., “B”, 3%, 12/01/2039	190,000	183,337
Iowa Student Loan Liquidity Corp. Rev., “C”, 3.5%, 12/01/2044	4,615,000	3,859,895
Iowa Tobacco Settlement Authority Asset-Backed, “B-1”, 4%, 6/01/2049	2,160,000	2,171,554
		$19,073,550

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - 0.5%
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2038 (Prerefunded 6/01/2025) (n)	$3,000,000	$3,077,354
Coffeyville, KS, Electric Utility System Rev., “B”, NPFG, 5%, 6/01/2042 (Prerefunded 6/01/2025) (n)	1,200,000	1,230,942
Ellis County, KS, Unified School District No. 489 General Obligation, “B”, AGM, 4%, 9/01/2052	1,270,000	1,263,728
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2036	1,020,000	1,020,191
Hutchinson, KS, Hospital Facilities Rev. (Hutchinson Regional Medical Center, Inc.), 5%, 12/01/2041	535,000	500,841
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2032	100,000	103,815
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2033	410,000	424,644
Lyon County, KS, School District No. 253 General Obligation, 4%, 9/01/2034	465,000	480,401
Lyon County, KS, School District No. 253 General Obligation, BAM, 4%, 9/01/2039	2,360,000	2,391,813
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2032	815,000	837,616
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2033	855,000	877,927
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2034	905,000	928,551
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2036	995,000	1,019,777
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2038	1,100,000	1,121,942
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2044	1,890,000	1,907,686
Overland Park, KS, Development Corp. Improvement and Refunding Rev. (Overland Park Convention Center Hotel), 5%, 3/01/2049	3,580,000	3,594,804
Sedgwick County, KS, Unified School District No. 266 General Obligation, “A”, 4%, 9/01/2031	905,000	936,378
Sedgwick County, KS, Unified School District No. 266 General Obligation, “A”, 4%, 9/01/2032	675,000	698,371
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.25%, 12/01/2042	1,260,000	1,261,615
Topeka, KS, Health Care Facilities Rev. (Brewster Place), “A”, 6.5%, 12/01/2052	2,310,000	2,312,916
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2033	115,000	103,854
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2038	140,000	111,731
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 4.625%, 5/15/2041	115,000	81,516
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “I”, 5%, 5/15/2047	570,000	395,393
Wyandotte County/Kansas City, KS, Unified Government Community Improvement District Sales Tax Rev. (Legends Apartments Garage & West Lawn Project), 4.5%, 6/01/2040	300,000	283,266
		$26,967,072
Kentucky - 0.8%
Henderson, KY, Exempt Facilities Rev. (Pratt Paper LLC Project), “B”, 4.45%, 1/01/2042 (n)	$1,915,000	$1,821,526
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2041	3,335,000	3,428,545
Kentucky Economic Development Finance Authority Hospital Rev. (Baptist Healthcare System), “B”, 5%, 8/15/2046	2,115,000	2,153,867
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2037	1,990,000	2,040,116
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2041	1,305,000	1,323,005
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5.25%, 6/01/2041	1,015,000	1,030,209
Kentucky Economic Development Finance Authority Hospital Rev. (Owensboro Health, Inc.), “A”, 5%, 6/01/2045	1,630,000	1,644,216
Kentucky Economic Development Finance Authority Louisville Arena Project Rev. (Louisville Arena Authority, Inc.), “A”, AGM, 5%, 12/01/2047	705,000	705,268
Kentucky Higher Education Student Loan Corp. Rev., “B-1”, 5%, 6/01/2036	5,095,000	5,312,611
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2041	95,000	96,436
Kentucky State University, Certificates of Participation, BAM, 4%, 11/01/2051	200,000	194,666
Public Energy Authority of Kentucky, Gas Supply Rev., “B”, 4%, 1/01/2049 (Put Date 1/01/2025)	2,530,000	2,530,560
Public Energy Authority of Kentucky, Gas Supply Rev., “C-1”, 4%, 12/01/2049 (Put Date 6/01/2025)	10,000,000	10,017,834
Trimble, KY, Pollution Control Refunding Rev. (Louisville Gas & Electric Co. Project), “A”, 1.3%, 9/01/2044 (Put Date 9/01/2027)	10,000,000	8,840,813
		$41,139,672
Louisiana - 0.9%
East Baton Rouge, LA, Sewerage Commission Multi-Modal Rev., “A”, 1.3%, 2/01/2041 (Put Date 2/01/2028)	$7,420,000	$6,612,820
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	3,645,000	3,022,743
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Ragin' Cajun Facilities, Inc. - Student Housing & Parking Project), AGM, 5%, 10/01/2048	2,010,000	2,061,888

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2029 (n)	$365,000	$352,923
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2039 (n)	945,000	807,861
Louisiana Local Government, Environmental Facilities & Community Development Authority Student Housing Rev. (Provident Group - ULM Properties LLC - University of Louisiana at Monroe Project), “A”, 5%, 7/01/2054 (n)	1,515,000	1,169,318
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	460,000	452,310
Louisiana Local Government, Environmental Facilities & Community Development Authority, Healthcare Refunding Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	2,755,000	2,631,698
Louisiana Public Facilities Authority Refunding Rev. (Loyola University Project), 4%, 10/01/2041	875,000	862,114
Louisiana Public Facilities Authority Refunding Rev. (Tulane University Project), “A”, 5%, 4/01/2045	3,865,000	4,157,420
Louisiana Public Facilities Authority Rev. (Loyola University Project), 5.25%, 10/01/2046	7,810,000	8,412,502
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.375%, 1/01/2040 (n)	3,175,000	3,100,154
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.5%, 1/01/2050 (n)	2,175,000	2,060,059
Louisiana Public Facilities Authority Rev. (Provident Group - HSC Properties, Inc., LSU Health Foundation, New Orleans Project), “A-1”, 5.1%, 1/01/2057 (n)	7,310,000	6,369,387
New Orleans, LA, Aviation Board Special Facility Rev. (Parking Facilities Corp. Consolidated Garage System), “A”, AGM, 5%, 10/01/2048	955,000	996,828
New Orleans, LA, Sewerage Services Rev., 5%, 12/01/2040 (Prerefunded 12/01/2025)	630,000	655,973
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 4%, 12/01/2044	790,000	781,482
Shreveport, LA, Water & Sewer Rev., “B”, AGM, 4%, 12/01/2049	985,000	936,940
		$45,444,420
Maine - 0.4%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-2”, 4.375%, 8/01/2035 (Put Date 8/01/2025) (n)	$900,000	$891,401
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), “R-3”, 5.25%, 1/01/2025 (n)	450,000	451,033
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2028	395,000	427,014
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2029	395,000	432,933
Maine Finance Authority, Student Loan Rev., “A-1”, AGM, 5%, 12/01/2030	395,000	438,397
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2036	1,160,000	1,201,108
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2037	945,000	971,667
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2038	985,000	1,006,490
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2039	1,220,000	1,238,868
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2040	1,735,000	1,753,492
Maine Health and Higher Educational Facilities Authority Rev. (MaineHealth), “A”, 4%, 7/01/2050	6,175,000	5,953,137
Maine Housing Authority Mortgage, “C”, 4%, 11/15/2050	1,645,000	1,645,355
Maine Housing Authority Mortgage, “C-1”, 3.5%, 11/15/2044	60,000	59,687
Maine Housing Authority Mortgage, “E”, 5%, 11/15/2052	1,440,000	1,495,354
		$17,965,936
Maryland - 1.2%
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2025	$1,125,000	$1,130,307
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2026	380,000	384,349
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2033	790,000	803,981
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2034	2,875,000	2,921,286
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2042	1,635,000	1,572,651
Baltimore, MD, Convention Center Hotel Rev., 5%, 9/01/2046	1,070,000	994,173
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 5%, 9/01/2038	1,235,000	1,243,341
Baltimore, MD, Subordinate Project Rev. (Mayor and City Council of Baltimore Water Projects), “A”, 5%, 7/01/2041	3,935,000	4,088,086
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	300,000	296,069
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	335,000	340,928
Frederick County, MD, Limited Obligation (Jefferson Technology Park Project), “B”, 4.625%, 7/01/2043 (n)	760,000	741,400
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.125%, 2/15/2034 (n)	150,000	144,989
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.375%, 2/15/2039 (n)	155,000	148,948
Howard County, MD, Special Obligation (Downtown Columbia Project), “A”, 4.5%, 2/15/2047 (n)	870,000	808,483

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Maryland - continued
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “A”, 4.5%, 9/01/2048 (u)	$5,455,000	$5,515,169
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “B”, 4.5%, 9/01/2048 (u)	4,420,000	4,446,702
Maryland Community Development Administration, Department of Housing & Community Development Housing Rev., “C”, 4%, 9/01/2044	410,000	409,410
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “A”, 3%, 9/01/2051	5,500,000	5,358,581
Maryland Community Development Administration, Department of Housing & Community Development Residential Rev., “D”, 3.25%, 9/01/2050	6,235,000	6,124,527
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	550,000	573,776
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 3.25%, 9/01/2030 (n)	235,000	222,136
Maryland Economic Development Corp., Special Obligation (Port Covington Project), 4%, 9/01/2040 (n)	655,000	591,896
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2038	145,000	124,452
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2048	435,000	334,355
Maryland Economic Development Corp., Subordinate Parking Facilities Rev. (Baltimore City Project), “C”, 4%, 6/01/2058	1,270,000	922,081
Maryland Health & Higher Educational Facilities Authority Rev. (Adventist Healthcare), “A”, 5.5%, 1/01/2036	4,005,000	4,180,563
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2033	1,375,000	1,434,163
Maryland Health & Higher Educational Facilities Authority Rev. (Doctors Community Hospital), “A”, 5%, 7/01/2038	3,815,000	3,909,425
Maryland Health & Higher Educational Facilities Authority Rev. (Medstar Health Issue), 5%, 8/15/2025	5,055,000	5,152,414
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2051	4,985,000	1,451,793
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2052	7,475,000	2,063,689
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2053	3,665,000	958,915
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2054	5,485,000	1,366,912
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction & Revitalization Program, Capital Appreciation, “C”, 0%, 5/01/2055	3,390,000	804,520
Rockville, MD, Mayor & Council Economic Development Refunding Rev. (Ingleside at King Farm Project), “A-1”, 5%, 11/01/2037	150,000	136,552
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2042	250,000	218,680
Rockville, MD, Mayor & Council Economic Development Rev. (Ingleside at King Farm Project), “B”, 5%, 11/01/2047	260,000	220,833
		$62,140,535
Massachusetts - 2.4%
Commonwealth of Massachusetts Transportation Fund Rev., “A”, 5%, 6/01/2043	$7,310,000	$7,721,187
Commonwealth of Massachusetts, “A”, AAC, 5.5%, 8/01/2030	3,935,000	4,632,389
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health Inc.), “K”, 5%, 7/01/2031	890,000	978,702
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health Inc.), “K”, 5%, 7/01/2032	905,000	994,602
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health, Inc.), “2018 I-2”, 5%, 7/01/2053	6,820,000	6,981,015
Massachusetts Development Finance Agency Rev. (Boston Medical Center), “G”, 4.375%, 7/01/2052	2,820,000	2,837,325
Massachusetts Development Finance Agency Rev. (CareGroup), “J-1”, 5%, 7/01/2048	2,360,000	2,440,733
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	200,000	204,359
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,765,000	2,788,802
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	625,000	547,333
Massachusetts Development Finance Agency Rev. (Lahey Health System), “F”, 5%, 8/15/2030	790,000	807,943
Massachusetts Development Finance Agency Rev. (Lowell General Hospital), “G”, 5%, 7/01/2037	2,145,000	2,145,607
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	365,000	365,044
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	110,000	109,021
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2047 (n)	1,205,000	1,113,549
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2057 (n)	2,330,000	2,080,239
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 5%, 7/01/2032	1,005,000	1,089,782
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	125,000	125,406
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.125%, 1/01/2040 (n)	400,000	365,863
Massachusetts Development Finance Agency Rev. (Salem Community Corp.), 5.25%, 1/01/2050 (n)	1,045,000	903,176
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	4,140,000	3,481,020
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “K”, 5%, 7/01/2038	1,025,000	1,053,057

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency Rev. (Wellforce Inc.), “C”, AGM, 5%, 10/01/2032	$670,000	$741,109
Massachusetts Development Finance Agency Rev. (Wellforce Inc.), “C”, AGM, 5%, 10/01/2033	415,000	458,120
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2039	1,470,000	1,488,273
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	1,765,000	1,607,531
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	1,755,000	1,721,524
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	905,000	910,162
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 3%, 7/01/2035	70,000	69,373
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	370,000	324,742
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 2.625%, 7/01/2036	30,000	29,438
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	8,040,000	7,254,334
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	9,100,000	7,671,993
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/2026	340,000	340,091
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/2028	350,000	350,094
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	10,675,000	10,312,201
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3%, 7/01/2051	2,580,000	1,817,808
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2052	8,155,000	7,071,145
Massachusetts Housing Finance Agency, Single Family Housing Rev., “221”, 3%, 12/01/2050	2,550,000	2,486,009
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2037	3,080,000	3,323,457
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2038	3,870,000	4,143,785
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2039	6,275,000	6,690,829
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2035	395,000	427,034
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2036	790,000	849,483
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2037	1,130,000	1,207,638
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2047	4,785,000	4,077,990
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	3,015,000	2,461,225
University of Massachusetts Building Authority Rev., “2017-3”, 5%, 11/01/2036	7,000,000	7,597,461
		$119,199,003
Michigan - 1.3%
Detroit, MI, Downtown Development Authority Tax Increment Refunding Rev. (Catalyst Development Project), “A”, AGM, 5%, 7/01/2037	$4,150,000	$4,169,836
Detroit, MI, Downtown Development Authority Tax Increment Refunding Rev. (Catalyst Development Project), “A”, AGM, 5%, 7/01/2048	1,235,000	1,237,901
Great Lakes Water Authority, Michigan Water Supply System Rev., “B”, BAM, 5%, 7/01/2046	4,520,000	4,639,117
Great Lakes Water Authority, Michigan Water Supply System Rev., “D”, 5%, 7/01/2036	2,485,000	2,587,627
Kent County, MI, Gerald R. Ford International Airport Authority Rev., 5%, 1/01/2051	990,000	1,047,753
Michigan Building Authority Rev. (Facilities Program), 4%, 10/15/2052	1,370,000	1,351,145
Michigan Building Authority Rev., “I”, 4%, 10/15/2049	2,205,000	2,183,729
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-1”, 1.2%, 10/15/2030 (Put Date 4/13/2028)	2,005,000	1,801,321
Michigan Finance Authority Hospital Rev. (McLaren Health Care), “D-2”, 1.2%, 10/15/2038 (Put Date 4/13/2028)	2,515,000	2,259,512
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2030	790,000	844,487
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2031	1,575,000	1,681,206
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), 5%, 12/01/2048	2,285,000	2,370,165
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C-7”, NPFG, 5%, 7/01/2032	460,000	462,513
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Second Lien Local Project), “D-6”, NPFG, 5%, 7/01/2036	385,000	386,653
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Water Supply System Rev. Refunding Senior Lien Local Project), “D-1”, AGM, 5%, 7/01/2037	450,000	451,735
Michigan Housing Development Authority, Rental Housing Rev., “A”, 5.15%, 10/01/2058	11,055,000	11,696,479
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), 5%, 6/30/2048	3,935,000	4,028,280
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.125%, 6/30/2035	7,315,000	7,475,449
Michigan Strategic Fund Limited Obligation Rev. (I-75 Improvement Project), AGM, 4.25%, 12/31/2038	2,300,000	2,328,858
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	790,000	795,198
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	480,000	484,846
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	370,000	371,003
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	805,000	807,154
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/2040	5,590,000	5,702,217
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2034	2,755,000	3,093,129

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2036	$790,000	$878,189
Wayne County, MI, Detroit School District, ”A“, 5%, 5/01/2037	870,000	957,948
		$66,093,450
Minnesota - 0.8%
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2031	$840,000	$764,905
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2036	1,330,000	1,122,446
Duluth, MN, Economic Development Authority Rev. (Benedictine Health System), “A”, 4%, 7/01/2041	555,000	431,717
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2043	2,195,000	2,149,775
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2043	2,010,000	2,062,450
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 4.25%, 2/15/2048	2,585,000	2,485,100
Duluth, MN, Economic Development Authority, Health Care Facilities Rev. (Essentia Health), “A”, 5%, 2/15/2048	1,585,000	1,613,546
Duluth, MN, Independent School District No. 709, “A”, COP, 4.2%, 3/01/2034	240,000	235,703
Duluth, MN, Independent School District No. 709, “B”, COP, 5%, 2/01/2025	190,000	194,218
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “C”, 5%, 1/01/2041	1,970,000	2,068,337
Minneapolis & St. Paul, MN, Metropolitan Airports Commission Rev., “C”, 5%, 1/01/2046	2,360,000	2,456,199
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	90,000	89,877
Minnesota Housing Finance Agency, Residential Housing, “A”, 4.25%, 7/01/2049 (u)	10,930,000	10,982,577
Minnesota Housing Finance Agency, Residential Housing, “B”, GNMA, 3%, 7/01/2051	4,410,000	4,294,009
Minnesota Housing Finance Agency, Residential Housing, “D”, 3%, 1/01/2052	4,650,000	4,514,656
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 4%, 11/01/2037	1,170,000	1,142,234
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	1,815,000	1,629,615
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Great River School Project), “A”, 5.5%, 7/01/2052 (n)	240,000	235,931
		$38,473,295
Mississippi - 1.0%
Medical Center, Educational Building Corp. Rev. (Colony Park Teaching Campus), “A”, 4%, 6/01/2048	$10,990,000	$10,747,023
Medical Center, Educational Building Corp. Rev. (Colony Park Teaching Campus), “A”, 4%, 6/01/2053	8,350,000	8,023,584
Mississippi Development Bank Special Obligation (Harrison County Coliseum), “A”, 5.25%, 1/01/2034	1,935,000	2,273,925
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2025	275,000	279,551
Mississippi Development Bank Special Obligation (Jackson Sales Tax Rev. Infrastructure Project), 5%, 9/01/2026	770,000	791,642
Mississippi Development Bank Special Obligation (Jackson Water and Sewer System Rev. Bond Project), AGM, 6.875%, 12/01/2040	390,000	391,405
Mississippi Development Bank Special Obligation (Vicksburg Warren School District General Obligation Project), BAM, 5%, 3/01/2048	3,150,000	3,251,622
Mississippi Home Corp., Single Family Mortgage Rev., “A”, 4%, 12/01/2044	670,000	668,784
Mississippi Home Corp., Single Family Mortgage Rev., “B”, GNMA, 3%, 6/01/2051	2,540,000	2,478,814
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2046	1,500,000	1,516,163
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2036	665,000	679,810
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2037	600,000	609,230
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2039	600,000	597,917
Mississippi Hospital Equipment & Facilities Authority Rev. (Forrest County General Hospital Refunding Project), “A”, 4%, 1/01/2040	335,000	329,243
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2035	945,000	1,024,544
Mississippi Hospital Equipment & Facilities Authority Rev. (North Mississippi Health Services), “IV”, 5%, 10/01/2039	670,000	704,873
State of Mississippi, “B”, 5%, 12/01/2032 (Prerefunded 12/01/2026)	1,970,000	2,110,713
State of Mississippi, “B”, 5%, 12/01/2033 (Prerefunded 12/01/2026)	1,970,000	2,110,713
State of Mississippi, “B”, 5%, 12/01/2034 (Prerefunded 12/01/2026)	3,935,000	4,216,070
University of Southern Mississippi, Educational Building Corp. Rev. (Facilities Refinancing Project), “A”, 5%, 3/01/2028	850,000	867,269
Warren County, MS, Certificates of Participation (Lease Purchase Jail Project), BAM, 6%, 9/01/2053	3,980,000	4,559,394
		$48,232,289

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - 1.3%
Brentwood & Maplewood, MO, Hanley Road Corridor Transportation Development District, Transportation Sales Tax Refunding Rev., 2%, 10/01/2039	$340,000	$335,559
Jackson County, MO, Special Obligations, “A”, 5.25%, 12/01/2058	15,250,000	16,843,439
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, 5%, 3/01/2054	8,055,000	8,225,388
Kansas City, MO, Industrial Development Authority, Airport Rev. (Kansas City International Airport Terminal Modernization Project), “B”, AGM, 5%, 3/01/2055	4,465,000	4,582,177
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2040 (n)	160,000	130,468
Kansas City, MO, Land Clearance for Redevelopment Authority Rev. (Convention Center Hotel Project - TIF Financing), “B”, 5%, 2/01/2050 (n)	275,000	209,209
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2036	945,000	940,159
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2037	300,000	292,656
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2041	380,000	352,384
Missouri Development Finance Board, Infrastructure Facilities Rev. (Crackerneck Creek Project), 4%, 3/01/2051	1,070,000	922,506
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), 5.5%, 12/01/2048	3,995,000	4,515,298
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2030	3,935,000	4,304,762
Missouri Health & Educational Facilities Authority Rev. (Mercy Health), “A”, 5%, 6/01/2031	2,490,000	2,720,045
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2044	1,810,000	1,781,326
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2049	3,935,000	3,790,125
Missouri Health & Educational Facilities Authority Rev. (Mosaic Health System), “A”, 4%, 2/15/2054	3,580,000	3,379,606
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, 3.75%, 5/01/2038	140,000	139,396
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, FHLMC, 3%, 5/01/2052	3,970,000	3,850,261
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, FNMA, 4.25%, 5/01/2049	2,270,000	2,278,018
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3%, 5/01/2030	255,000	230,924
Plaza at Noah's Ark Community District, MO, Tax Increment and Improvement Rev., 3.125%, 5/01/2035	215,000	182,116
Poplar Bluff, MO, Transportation Development District Convertible Transportation Sales Tax Refunding & Improvement Rev., “B”, 4%, 12/01/2037	1,115,000	1,124,523
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	115,000	109,936
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	95,000	86,756
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	205,000	173,420
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 3.875%, 11/15/2029	135,000	118,856
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.375%, 11/15/2035	580,000	471,302
St. Louis, MO, Industrial Development Authority Financing Rev. (Ballpark Village Development Project), “A”, 4.75%, 11/15/2047	1,805,000	1,353,162
St. Louis, MO, Municipal Finance Corp. Leasehold Rev. (Convention Center Expansion and Improvement Projects), AGM, 5%, 10/01/2049	2,385,000	2,517,534
		$65,961,311
Montana - 0.0%
Montana Board of Housing Single Family Mortgage, “B”, 4%, 12/01/2050	$2,445,000	$2,445,801
Montana Board of Housing Single Family Program (Federally Insured or Guaranteed Mortgage Loans), “A-2”, 3%, 12/01/2043	100,000	99,897
		$2,545,698
Nebraska - 0.1%
Central Plains Energy Project, NE, Gas Project Rev. (Project No. 3), “A”, 5%, 9/01/2034	$670,000	$736,442
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/2044	210,000	209,669
Nebraska Investment Finance Authority, Single Family Housing Rev., “C”, FHLMC, 4%, 9/01/2048	2,310,000	2,305,471
		$3,251,582

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Nevada - 0.2%
Clark County, NV, School District General Obligation, “A”, AGM, 4%, 6/15/2037	$710,000	$739,336
Clark County, NV, School District General Obligation, “A”, AGM, 4%, 6/15/2039	1,555,000	1,599,501
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 4.5%, 12/15/2029 (n)	140,000	137,916
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035 (n)	500,000	501,090
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2038 (n)	1,005,000	979,167
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045 (n)	600,000	567,851
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2048 (n)	2,835,000	2,589,987
Nevada Housing Division, Single Family Mortgage Rev., “A”, GNMA, 3%, 4/01/2051	2,085,000	2,024,976
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4%, 6/01/2048	365,000	349,889
Reno, NV, Sales Tax Rev. (Retrac-Reno Transportation Rail Access Corridor Project), “B”, AGM, 4.125%, 6/01/2058	450,000	428,582
		$9,918,295
New Hampshire - 1.7%
National Finance Authority, New Hampshire Rev., Taxable (Centurion Foundation), “C”, 11%, 12/15/2038	$915,000	$914,403
National Finance Authority, New Hampshire Rev. (Presbyterian Senior Living Project), “A”, 5.25%, 7/01/2048	1,175,000	1,202,473
National Finance Authority, New Hampshire Senior Living Rev. (Springpoint Senior Living Project), 4%, 1/01/2041	840,000	693,072
National Finance Authority, New Hampshire, Municipal Certificates, “A”, 4.125%, 1/20/2034	6,597,520	6,522,525
National Finance Authority, NH, Lease Rent Rev. (Centurion Biosquare, Inc.), “A”, 5.88%, 12/15/2038	27,905,000	27,947,117
National Finance Authority, NH, Lease Rent Rev., Taxable (Centurion Biosquare, Inc.), “B”, 9.58%, 12/15/2038	1,680,000	1,679,030
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 5.25%, 6/01/2051	2,520,000	2,792,970
National Finance Authority, NH, Lease Rev. (NCCD - UNR Properties LLC - University of Nevada, Reno Project), “A”, BAM, 4.5%, 6/01/2053	1,130,000	1,140,026
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	9,441,666	9,536,053
National Finance Authority, NH, Municipal Certificates, “A-2”, 3.875%, 1/20/2038	7,632,402	7,389,344
National Finance Authority, NH, Resource Recovery Refunding Rev., “B”, 4.625%, 11/01/2042 (n)	1,855,000	1,551,012
National Finance Authority, NH, Resource Recovery Refunding Rev., “B”, 3.75%, 7/01/2045 (Put Date 7/02/2040) (n)	2,290,000	1,789,575
New Hampshire Health & Education Facilities Authority Rev., 4%, 7/01/2037	12,920,000	12,023,550
New Hampshire National Finance Authority Municipal Certificates, “A-2”, 4%, 10/20/2036	6,551,312	6,432,326
New Hampshire National Finance Authority Municipal Certificates, “X-2”, 0.674%, 10/20/2036 (i)	29,180,000	1,430,978
		$83,044,454
New Jersey - 3.5%
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “A”, BAM, 5%, 3/01/2032	$3,875,000	$4,101,465
Atlantic City, NJ, Tax Appeal Refunding Bonds (Qualified Pursuant to the Provisions of the Municipal Qualified Bond Act), “B”, AGM, 5%, 3/01/2037	1,315,000	1,369,643
Camden County, NJ, Improvement Authority School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2042	225,000	250,847
Camden County, NJ, Improvement Authority School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2047	620,000	681,568
Camden County, NJ, Improvement Authority School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2052	570,000	622,109
Camden County, NJ, Improvement Authority School Rev. (KIPP Cooper Norcross Academy), 6%, 6/15/2062	1,880,000	2,039,144
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “SSS”, 5.25%, 6/15/2036 (w)	570,000	679,866
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “SSS”, 5.25%, 6/15/2037 (w)	570,000	672,940
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “SSS”, 5.25%, 6/15/2038 (w)	750,000	873,682
New Jersey Economic Development Authority Refunding Rev. (School Facilities Construction), “SSS”, 5.25%, 6/15/2039 (w)	685,000	792,395
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5.5%, 1/01/2027	370,000	370,277
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), 5%, 1/01/2028	370,000	370,155
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	1,115,000	1,115,346
New Jersey Economic Development Authority Rev. (Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	345,000	344,539
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	865,000	865,661
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,235,000	1,235,114
New Jersey Economic Development Authority Rev. (School Facilities Construction), “DDD”, 5%, 6/15/2042	2,250,000	2,435,158

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority, Motor Vehicle Surcharges Subordinate Refunding Rev., “A”, BAM, 3.125%, 7/01/2031	$16,900,000	$16,798,659
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	2,875,000	2,880,292
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	3,185,000	3,211,113
New Jersey Economic Development Authority, State Lease Rev. (Juvenile Justice Commission Facilities Project), “C”, 5%, 6/15/2042	2,665,000	2,785,287
New Jersey Economic Development Authority, Water Facilities Rev. (American Water Co., Inc. Project), “E”, 0.85%, 12/01/2025	1,550,000	1,442,328
New Jersey Educational Facilities Authority Rev. (Ramapo College Project), “A”, 5%, 7/01/2031	590,000	681,396
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2031	1,660,000	1,811,886
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2032	1,655,000	1,802,322
New Jersey Health Care Facilities, Financing Authority, State Contract Refunding Bonds (Hospital Asset Transformation Program), 5%, 10/01/2037	2,395,000	2,539,623
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 3.25%, 12/01/2039	2,800,000	2,693,198
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	12,385,000	12,230,315
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”A“, 5%, 12/01/2028	315,000	337,276
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”A“, 5%, 12/01/2029	435,000	471,168
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2028	1,145,000	1,225,971
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 5%, 12/01/2029	1,115,000	1,206,468
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 3.5%, 12/01/2039	4,365,000	4,230,328
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”B“, 2.5%, 12/01/2040	1,690,000	1,572,956
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., ”C“, 3.25%, 12/01/2051	700,000	543,482
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev., “B”, 4%, 12/01/2044	12,920,000	12,906,580
New Jersey Higher Education Student Assistance Authority, Student Loan Refunding Rev., “C”, 5%, 12/01/2053	1,475,000	1,460,387
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., “E”, 3.5%, 4/01/2051	8,110,000	7,988,830
New Jersey Housing & Mortgage Finance Agency, Single Family Housing Rev., “H”, 3%, 10/01/2052	7,670,000	7,404,795
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2032	2,360,000	2,532,273
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2033	2,360,000	2,530,722
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2034	2,360,000	2,526,195
New Jersey Tobacco Settlement Financing Corp., “A”, 5%, 6/01/2035	2,320,000	2,476,025
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2035	840,000	951,685
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2038	1,200,000	1,336,103
New Jersey Transportation Trust Fund Authority, “AA”, 5%, 6/15/2040	840,000	925,401
New Jersey Transportation Trust Fund Authority, “AA”, 4.25%, 6/15/2044	955,000	973,221
New Jersey Transportation Trust Fund Authority, “AA”, 4%, 6/15/2045	2,225,000	2,219,397
New Jersey Transportation Trust Fund Authority, “B”, AAC, 5.5%, 9/01/2026	2,775,000	2,967,315
New Jersey Transportation Trust Fund Authority, “CC”, 5.5%, 6/15/2050	2,405,000	2,693,023
New Jersey Transportation Trust Fund Authority, Capital Appreciation, “A”, 0%, 12/15/2037	19,665,000	11,754,724
New Jersey Transportation Trust Fund Authority, Capital Appreciation, “C”, AAC, 0%, 12/15/2035	2,930,000	1,960,691
New Jersey Transportation Trust Fund Authority, Capital Appreciation, “C”, AAC, 0%, 12/15/2036	7,645,000	4,874,130
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A”, 5%, 6/15/2029	2,690,000	2,828,055
New Jersey Transportation Trust Fund Authority, Transportation System, “A”, 4.25%, 6/15/2040	3,975,000	4,132,524
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AAC, 0%, 12/15/2028	9,535,000	8,175,932
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, AGM, 0%, 12/15/2032	2,635,000	1,999,176
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2027	5,430,000	4,793,286
New Jersey Transportation Trust Fund Authority, Transportation System, Capital Appreciation, “C”, NPFG, 0%, 12/15/2031	3,935,000	3,052,564
Newark, NJ, General Obligation Refunding, “A”, AGM, 5%, 10/01/2024	590,000	598,193
South Jersey, NJ, Transportation Authority System Rev., “A”, AGM, 5%, 11/01/2031	1,015,000	1,121,740
South Jersey, NJ, Transportation Authority System Rev., “A”, AGM, 5%, 11/01/2033	575,000	635,687
South Jersey, NJ, Transportation Authority System Rev., “A”, BAM, 5.25%, 11/01/2052	2,760,000	3,008,853
		$178,111,484
New Mexico - 0.2%
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “A-1”, FNMA, 4%, 1/01/2049	$590,000	$590,561
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “C”, FNMA, 4%, 1/01/2049	1,190,000	1,187,571
New Mexico Mortgage Finance Authority, Single Family Mortgage Program, “D”, GNMA, 5.25%, 3/01/2053	5,500,000	5,814,023
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), 5%, 5/15/2042	115,000	101,945

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Mexico - continued
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2034	$460,000	$440,927
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2039	165,000	149,653
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2044	170,000	148,707
Santa Fe, NM, Retirement Facility Rev. (El Castillo Retirement Residences Project), “A”, 5%, 5/15/2049	445,000	370,710
		$8,804,097
New York - 6.9%
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2034	$790,000	$822,659
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2036	1,420,000	1,270,344
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 3%, 4/01/2037	1,180,000	1,033,776
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2038	985,000	1,000,363
Broome County, NY, Local Development Corp. Rev. (United Health Services Hospitals, Inc.), AGM, 4%, 4/01/2039	1,065,000	1,076,225
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045 (n)	14,815,000	14,816,116
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “A”, 5%, 7/01/2052	290,000	293,275
Build NYC Resource Corp. Rev. (Grand Concourse Academy Charter School Project), “B”, 5%, 7/01/2062	2,170,000	2,179,022
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2057	1,615,000	1,680,706
Build NYC Resource Corp. Rev. (KIPP NYC Public Schools Facilities - Canal West Project), 5.25%, 7/01/2062	2,025,000	2,100,198
Jefferson County, NY, Civic Development Corp. Rev. (Samaritan Medical Center), “A”, 4%, 11/01/2032	380,000	364,973
New York Dormitory Authority Rev. (Northwell Health Obligated Group), “A”, 4%, 5/01/2045	4,380,000	4,294,883
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2033 (n)	100,000	97,164
New York Dormitory Authority Rev. (Orange Regional Medical Center Obligated Group Rev.), 5%, 12/01/2035 (n)	200,000	191,564
New York Dormitory Authority Rev. (Rochester Institute of Technology), “A”, 5%, 7/01/2036	880,000	968,891
New York Dormitory Authority Rev. (Rochester Institute of Technology), “A”, 5%, 7/01/2040	995,000	1,076,084
New York Dormitory Authority Rev., State Personal Income Tax, “A”, 4%, 3/15/2048	4,300,000	4,281,814
New York Dormitory Authority Rev., State Personal Income Tax, “E”, 4%, 3/15/2042	14,455,000	14,640,260
New York Environmental Facilities Corp. Rev., Solid Waste Disposal (Casella Waste Management, Inc. Project), 2.75%, 9/01/2050 (Put Date 9/02/2025) (n)	580,000	559,300
New York Housing Finance Agency Affordable Housing Rev., “L-2”, 0.75%, 11/01/2025	1,195,000	1,117,128
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	22,780,000	22,574,732
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040 (n)	2,510,000	2,513,086
New York Power Authority, Green Transmission Project Rev., “A”, AGM, 4%, 11/15/2047	1,565,000	1,561,291
New York State Thruway Authority, Personal Income Tax Rev., “A”, 4%, 3/15/2043	10,645,000	10,796,248
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 10/31/2046	7,000,000	6,425,768
New York Transportation Development Corp., Exempt Facility Rev. (State Thruway Service Areas Project), 4%, 4/30/2053	1,740,000	1,525,946
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 3%, 8/01/2031	555,000	498,182
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.25%, 8/01/2031	1,015,000	1,056,132
New York Transportation Development Corp., Special Facilities Rev. (American Airlines, Inc. John F. Kennedy International Airport Project), 5.375%, 8/01/2036	2,620,000	2,698,259
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2031	6,400,000	6,554,452
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 1/01/2032	1,835,000	1,876,516
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2035	4,395,000	4,564,433
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 4%, 1/01/2036	1,035,000	989,790
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5.625%, 4/01/2040	4,360,000	4,690,591
New York Transportation Development Corp., Special Facilities Rev. (Delta Airlines, Inc. LaGuardia Airport Terminals C&D Redevelopment Project), 5%, 10/01/2040	5,050,000	5,105,817
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), 6%, 6/30/2054	20,015,000	22,101,253
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.125%, 6/30/2060	28,375,000	29,759,984
New York Transportation Development Corp., Special Facilities Rev. (LaGuardia Airport Terminal B Redevelopment Project), “A”, 5%, 7/01/2046	10,000,000	9,982,664
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 5%, 12/01/2036	40,000	43,191

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2038	$170,000	$167,729
New York Transportation Development Corp., Special Facilities Rev. (Terminal 4 John F. Kennedy International Airport Project), “A”, 4%, 12/01/2039	400,000	390,424
New York Urban Development Corp., State Personal Income Tax Rev. (General Purpose), “C”, 4%, 3/15/2049	8,025,000	8,037,777
New York Urban Development Corp., State Personal Income Tax Rev., “A”, 4%, 3/15/2039	4,720,000	4,904,500
New York, NY, General Obligation, “B-1”, 5%, 12/01/2041	2,755,000	2,866,736
New York, NY, Housing Development Corp., Housing Impact (Sustainable Development Bonds), “A”, 4.8%, 2/01/2053	6,270,000	6,443,279
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “E”, 3.5%, 2/15/2048	4,585,308	4,541,936
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	22,686,278	22,371,969
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, 4.75%, 11/01/2048	1,645,000	1,699,994
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “G”, 4.85%, 11/01/2053	835,000	860,573
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “A-1”, 4.85%, 11/01/2053	2,625,000	2,705,393
New York, NY, Housing Development Corp., Multi-Family Housing Rev. (Sustainable Development Bonds), “A-1”, 4.95%, 11/01/2058	2,500,000	2,564,687
New York, NY, Industrial Development Agency, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), 5%, 7/01/2028	1,695,000	1,695,650
New York, NY, Industrial Development Agency, PILOT Refunding Rev. (Yankee Stadium Project), “A”, AGM, 3%, 3/01/2040	3,155,000	2,765,686
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “CC-1”, 5%, 6/15/2046	5,505,000	5,676,013
New York, NY, Municipal Water Finance Authority, Water & Sewer System Rev., “CC-1”, 5%, 6/15/2048	4,055,000	4,240,892
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “A”, 4%, 11/01/2034	790,000	859,949
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “C”, 4%, 2/01/2041	6,035,000	6,187,892
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “C-1”, 4%, 5/01/2045	7,865,000	7,893,736
New York, NY, Transitional Finance Authority Future Tax Secured Subordinate, “F”, 4%, 2/01/2051	15,000,000	14,906,191
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2036	1,575,000	1,683,276
New York, NY, Transitional Finance Authority Rev., “C-1”, 4%, 5/01/2039	2,755,000	2,885,637
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 4.5%, 7/01/2052	2,260,000	1,658,506
Niagara, NY, Area Development Corp. Rev. (Catholic Health System, Inc. Project), 5%, 7/01/2052	1,215,000	943,727
Port Authority of NY & NJ (221st Series), 4%, 7/15/2045	1,125,000	1,103,799
Port Authority of NY & NJ (221st Series), 4%, 7/15/2050	2,810,000	2,704,245
Port Authority of NY & NJ (221st Series), 4%, 7/15/2055	9,010,000	8,554,022
Port Authority of NY & NJ (223th Series), 4%, 7/15/2038	2,210,000	2,220,691
Port Authority of NY & NJ (226th Series), 5%, 10/15/2038	2,360,000	2,583,808
Port Authority of NY & NJ (226th Series), 5%, 10/15/2039	1,750,000	1,905,279
Schenectady County, NY, Capital Resource Corp. Tax-Exempt Rev. (Union College Project), 5.25%, 7/01/2052	555,000	614,416
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2028	1,315,000	984,150
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2029	1,915,000	1,431,682
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2030	1,475,000	1,102,684
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2031	1,825,000	1,365,015
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2032	3,370,000	2,522,602
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2033	2,970,000	2,225,310
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2034	2,660,000	1,995,116
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2035	3,550,000	2,665,529
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “A”, 5%, 1/01/2036	1,160,000	871,935
Tobacco Settlement Asset Securitization Corp., NY, “A”, 5%, 6/01/2041	2,135,000	2,164,267
Triborough Bridge & Tunnel Authority Rev., NY, Payroll Mobility Tax (MTA Bridges and Tunnels), “C-3”, 4%, 5/15/2051	8,500,000	8,466,560
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5%, 11/01/2047	1,205,000	1,289,954
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2048	1,465,000	1,667,069
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5.75%, 11/01/2049	1,675,000	1,901,418
Westchester County, NY, Local Development Corp. Rev. (Westchester Medical Center Obligated Group Project), AGM, 5%, 11/01/2051	590,000	624,457
		$349,099,240

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Carolina - 1.0%
Greater Asheville, NC, Regional Airport Authority System Rev., AGM, 5.25%, 7/01/2048	$735,000	$799,406
North Carolina Capital Facilities Finance Agency, Educational Facilities Refunding Rev. (High Point University), 4%, 5/01/2032	790,000	828,146
North Carolina Education Assistance Authority, Student Loan Rev., “A”, 5%, 6/01/2043	1,820,000	1,884,114
North Carolina Housing Finance Agency, Home Ownership Rev., “44”, 4%, 7/01/2050	875,000	875,328
North Carolina Housing Finance Agency, Home Ownership Rev., “46-A”, GNMA, 3%, 7/01/2051	8,995,000	8,754,464
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2029	220,000	210,281
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2036	1,070,000	939,387
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2041	370,000	297,156
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “A”, 4%, 3/01/2051	4,170,000	2,959,108
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2036	465,000	408,238
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Lutheran Services for the Aging), “C”, 4%, 3/01/2042	175,000	138,402
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	70,000	69,914
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	205,000	202,447
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	225,000	217,039
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2040	720,000	741,960
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2045	690,000	702,196
North Carolina Medical Care Commission, Health Care Facilities First Mortgage Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 10/01/2050	445,000	449,788
North Carolina Medical Care Commission, Health Care Facilities Rev. (Novant Health Obligated Group), “A”, 4%, 11/01/2052	2,465,000	2,346,375
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Refunding Rev. (Plantation Village, Inc.), “A”, 4%, 1/01/2052	1,370,000	1,035,231
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037 (Prerefunded 9/01/2024)	80,000	81,033
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2042	480,000	491,581
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2047	940,000	957,416
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2051	1,920,000	1,952,122
North Carolina Turnpike Authority, Monroe Expressway Toll Rev., “A”, 5%, 7/01/2054	1,650,000	1,675,310
North Carolina Turnpike Authority, Triangle Expressway System Rev., AGM, 5%, 1/01/2031	1,260,000	1,342,264
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Refunding Rev., AGM, 5%, 1/01/2036	9,165,000	10,025,456
North Carolina Turnpike Authority, Triangle Expressway System Senior Lien Rev., AGM, 5%, 1/01/2049	1,400,000	1,481,850
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2030	985,000	1,096,683
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2032	790,000	876,402
Raleigh-Durham, NC, Airport Authority Rev., “A”, 5%, 5/01/2033	790,000	875,884
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2027	1,190,000	1,233,910
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2031	985,000	1,004,228
Surry County, NC, Northern Hospital District, Health Care Facilities Rev., 5%, 10/01/2033	1,085,000	1,106,428
		$48,059,547
North Dakota - 0.6%
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5%, 12/01/2048	$535,000	$572,742
Grand Forks, ND, Healthcare System Rev. (Altru Health System), “A”, AGM, 5%, 12/01/2053	1,315,000	1,392,480
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 1/01/2051	7,865,000	7,861,798
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 3%, 1/01/2052	6,190,000	6,025,699
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “D”, 4.25%, 1/01/2049 (u)	3,520,000	3,524,205
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “F”, 5%, 1/01/2053	2,390,000	2,481,790
North Dakota State Board of Higher Education, Housing and Auxiliary Facilities Rev. (University of North Dakota), “A”, AGM, 4%, 4/01/2039	1,845,000	1,873,908
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2034	3,065,000	2,952,209

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
North Dakota - continued
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2038	$2,850,000	$2,647,481
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2048	160,000	136,442
Ward County, ND, Health Care Facilities Rev. (Trinity Obligated Group), “C”, 5%, 6/01/2053	1,170,000	956,190
		$30,424,944
Ohio - 3.0%
Brunswick, OH, School District, Classroom Facilities and School Improvement, Unlimited Tax General Obligation, BAM, 5.25%, 12/01/2053	$4,585,000	$5,022,254
Brunswick, OH, School District, Classroom Facilities and School Improvement, Unlimited Tax General Obligation, BAM, 5.5%, 12/01/2060	8,490,000	9,382,944
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020A-2, “1”, 4%, 6/01/2048	11,550,000	10,667,124
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	29,140,000	27,384,481
Buckeye, OH, Tobacco Settlement Financing Authority Senior Asset-Backed Refunding, Capital Appreciation, 2020B-3, “2”, 0%, 6/01/2057	39,410,000	4,225,587
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 4.75%, 2/15/2047	3,200,000	3,201,706
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.25%, 2/15/2047	2,730,000	2,754,041
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5%, 2/15/2052	1,575,000	1,566,554
Cuyahoga County, OH, Hospital Rev. (Metrohealth System), 5.5%, 2/15/2057	8,850,000	9,023,163
Cuyahoga County, OH, Metropolitan Housing Authority, General Rev. (2045 Initiative Project), 2%, 12/01/2031	2,305,000	1,982,953
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), “A”, 4%, 12/01/2055 (n)	665,000	544,895
Cuyahoga County, OH, Port Authority Tax Increment Financing Rev. (Flats East Bank Project), “B”, 4.5%, 12/01/2055 (n)	380,000	322,621
Franklin County, OH, Hospital Facilities Rev. (OhioHealth Corp.), “A”, 4%, 5/15/2047	3,260,000	3,090,383
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.25%, 1/01/2038	250,000	253,217
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.5%, 1/01/2043	755,000	768,933
Hamilton County, OH, Healthcare Rev. (Life Enriching Communities Project), “A”, 5.75%, 1/01/2053	1,420,000	1,451,993
Miami County, OH, Hospital Facilities Rev. (Kettering Health), “A”, 5%, 8/01/2049	7,745,000	7,937,501
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2041	2,470,000	2,365,343
Middleburg Heights, OH, Hospital Facilities Improvement Rev. (Southwest General Health Center Project), “A”, 4%, 8/01/2047	1,555,000	1,408,960
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 5%, 11/15/2034	790,000	832,463
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2038	1,775,000	1,720,578
Montgomery County, OH, Hospital Facilities Rev. (Premier Health Partners Obligated Group), “A”, 4%, 11/15/2045	850,000	773,668
Northeast Ohio Medical University, General Receipts and Refunding Bonds, “A”, 4%, 12/01/2035	115,000	116,339
Northeast Ohio Medical University, General Receipts and Refunding Bonds, “A”, 4%, 12/01/2045	85,000	78,237
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “A”, 4.25%, 11/01/2039 (Put Date 6/01/2027)	2,615,000	2,666,059
Ohio Air Quality Development Authority Refunding Rev. (Duke Energy Corp. Project), “B”, 4%, 9/01/2030 (Put Date 6/01/2027)	3,105,000	3,154,902
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “B”, 2.6%, 6/01/2041 (Put Date 10/01/2029)	3,630,000	3,249,556
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “C”, 2.1%, 12/01/2027 (Put Date 10/01/2024)	6,610,000	6,452,106
Ohio Air Quality Development Authority Rev. (American Electric Power Co.), “C”, 2.1%, 4/01/2028 (Put Date 10/01/2024)	3,090,000	3,016,189
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 3.75%, 1/15/2028 (n)	4,530,000	4,486,486
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.25%, 1/15/2038 (n)	250,000	239,524
Ohio Air Quality Development Authority, Facilities Rev. (Pratt Paper LLC Project), 4.5%, 1/15/2048 (n)	330,000	308,817
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5.125%, 12/01/2042	1,135,000	1,142,267
Ohio Higher Educational Facility Commission Rev. (Cleveland Institute of Music 2022 Project), 5.375%, 12/01/2052	1,850,000	1,844,386
Ohio Higher Educational Facility Commission Rev. (Franciscan University of Steubenville), 5%, 11/01/2041	2,360,000	2,423,791
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.5%, 9/01/2048 (u)	2,555,000	2,573,437
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.8%, 9/01/2048	9,120,000	9,331,336
Ohio Housing Finance Agency Residential Mortgage Rev. (Mortgage-Backed Securities Program), “A”, 4.9%, 9/01/2053	4,370,000	4,463,095
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2036	500,000	494,701
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2038	490,000	468,731
Ohio State Hospital Rev. (Premier Health Partners Obligated Group), 4%, 11/15/2040	465,000	434,680
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	6,090,000	6,135,616
		$149,761,617

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oklahoma - 0.6%
Catoosa, OK, Industrial Authority Sales Tax Rev., 4%, 10/01/2028	$20,000	$19,501
Norman, OK, Regional Hospital Authority Rev., 4%, 9/01/2045	3,120,000	2,688,086
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2045	2,605,000	2,656,408
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,180,000	987,763
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2041	3,920,000	3,958,497
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “A”, 5.5%, 8/15/2044	3,960,000	3,954,041
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5%, 8/15/2038	895,000	878,529
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2043	315,000	316,141
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.25%, 8/15/2048	900,000	871,542
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “B”, 5.5%, 8/15/2057	9,390,000	9,410,453
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	6,087,000	5,463,708
Oklahoma Housing Finance Agency, Single Family Mortgage Rev. (Homeownership Loan Project), “A”, 4.75%, 9/01/2048	1,095,000	1,109,854
		$32,314,523
Oregon - 1.0%
Gilliam County, OR, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 3.95%, 8/01/2025 (Put Date 5/01/2024)	$2,925,000	$2,917,522
Medford, OR, Hospital Facilities Authority Rev. (Asante Projects), “A”, 4%, 8/15/2050	3,015,000	2,858,985
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2041	2,370,000	1,873,818
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “A”, 4%, 12/01/2051	1,750,000	1,222,397
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-1”, 1.2%, 6/01/2028	630,000	547,880
Multnomah County, OR, Hospital Facilities Authority Refunding Rev. (Terwilliger Plaza - Parkview Project), “B-2”, 0.95%, 6/01/2027	1,610,000	1,441,026
Multnomah County, OR, Hospital Facilities Authority Refunding Rev., Taxable (Terwilliger Plaza - Parkview Project), “C”, 1.25%, 6/01/2026	775,000	722,297
Oregon Facilities Authority Lease Rent Rev. (Legacy Health System - Centurion Foundation), “A”, 4.9%, 9/15/2035	14,015,000	15,350,415
Oregon Facilities Authority Rev. (Legacy Health Project), “A”, 5%, 6/01/2046	7,945,000	8,043,245
Oregon Health & Sciences University Rev., “B”, 5%, 7/01/2034	5,900,000	6,172,091
Port of Portland, OR, International Airport Rev., “24B”, 5%, 7/01/2042	1,055,000	1,081,669
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2036	575,000	510,186
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2046	690,000	536,936
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2046	1,360,000	1,058,309
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2051	580,000	436,325
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “A”, 5%, 11/15/2056	3,325,000	2,453,732
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “B-1”, 2.5%, 11/15/2028	700,000	619,905
Yamhill County, OR, Hospital Authority Rev. (Friendsview Retirement), “B-2”, 2.125%, 11/15/2027	90,000	85,434
		$47,932,172
Pennsylvania - 6.6%
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2048	$3,185,000	$3,523,875
Allegheny County, PA, Airport Authority Rev. (Pittsburgh International Airport), “A”, AGM, 5.5%, 1/01/2053	5,175,000	5,680,974
Allegheny County, PA, Hospital Development Authority Rev. (Allegheny Health Network Obligated Group), “A”, 4%, 4/01/2044	5,185,000	5,049,253
Allentown, PA, City School District Rev., “C”, BAM, 4%, 2/01/2035	905,000	946,092
Allentown, PA, City School District Rev., “C”, BAM, 4%, 2/01/2036	870,000	904,057
Allentown, PA, Commercial and Industrial Development Authority Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 5.5%, 6/15/2038 (n)	160,000	169,090
Allentown, PA, Commercial and Industrial Development Authority Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 5.75%, 6/15/2043 (n)	330,000	346,915
Allentown, PA, Commercial and Industrial Development Authority Education Facility Lease Rev. (Lincoln Leadership Academy Charter School Project), 6%, 6/15/2053 (n)	575,000	601,132
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2028 (n)	250,000	256,828
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2033 (n)	135,000	138,441
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5%, 5/01/2042 (n)	330,000	326,440
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Project), 5.25%, 5/01/2042 (n)	800,000	803,007

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev. (City Center Refunding Project), 5%, 5/01/2027 (n)	$1,180,000	$1,204,736
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2035	395,000	412,328
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2036	850,000	885,346
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2037	395,000	407,449
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2038	395,000	406,532
Armstrong & Indiana Counties, PA, Armstrong School District, General Obligation, “A”, BAM, 4%, 3/15/2041	1,970,000	1,999,258
Beaver County, PA, Economic Development Authority Rev., BAM, 4%, 11/15/2035	1,795,000	1,875,628
Beaver County, PA, Economic Development Authority Rev., BAM, 4%, 11/15/2036	675,000	700,937
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2028	885,000	488,984
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2029	3,115,000	1,657,512
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2030	1,595,000	840,243
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2037	740,000	385,482
Berks County, PA, Industrial Development Authority Health System Rev. (Tower Health Project), 5%, 11/01/2047	1,150,000	599,111
Berks County, PA, Municipal Authority Rev. (Reading Hospital & Medical Center), “A”, 5%, 11/01/2044	6,035,000	3,140,903
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-2”, 5%, 2/01/2040 (Put Date 2/01/2027)	7,775,000	4,755,172
Berks County, PA, Municipal Authority Rev. (Tower Health Project), “B-3”, 5%, 2/01/2040 (Put Date 2/01/2030)	3,305,000	1,756,194
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2044	810,000	785,340
Bucks County, PA, Industrial Development Authority, Hospital Rev. (St. Luke's University Health Network Project), 4%, 8/15/2050	7,225,000	6,668,452
Bucks County, PA, Water & Sewer Authority, Sewer System Rev., “A”, AGM, 5.25%, 12/01/2047	1,710,000	1,910,026
Chester County, PA, Health & Education Facilities Authority Rev. (Simpson Senior Services Project), 5%, 12/01/2051	1,555,000	1,102,955
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 4.75%, 12/15/2037	880,000	885,865
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2047	420,000	417,686
Chester County, PA, Industrial Development Authority Educational Facilities Rev. (Avon Grove Charter School), “A”, 5%, 12/15/2051	510,000	499,047
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033 (Prerefunded 1/01/2025)	245,000	247,270
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033 (Prerefunded 1/01/2025)	840,000	847,782
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 4%, 1/01/2033	615,000	588,068
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038 (Prerefunded 1/01/2025)	25,000	25,475
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038 (Prerefunded 1/01/2025)	115,000	117,183
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 5%, 1/01/2038	140,000	140,268
Cumberland County, PA, Municipal Authority Rev. (Penn State Health), 4%, 11/01/2049	3,355,000	3,167,876
Dallas, PA, Municipal Authority, University Rev. (Misericordia University Project), 5%, 5/01/2048	400,000	363,110
Delaware County, PA, Chichester School General Obligation, AGM, 4%, 9/15/2031	395,000	416,709
Delaware County, PA, Chichester School General Obligation, AGM, 4%, 9/15/2032	395,000	415,711
Delaware County, PA, Upper Darby School District, General Obligation, “A”, BAM, 4%, 4/01/2046	475,000	475,396
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 4.528% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	5,755,000	4,942,682
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045 (Prerefunded 7/01/2029)	45,000	48,203
Doylestown, PA, Hospital Authority Rev., “A”, 4%, 7/01/2045	420,000	312,506
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049 (Prerefunded 7/01/2029)	50,000	56,104
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	415,000	353,490
Geisinger, PA, Geisinger Authority Health System Rev., “A”, 4%, 4/01/2050	5,000,000	4,681,474
Lehigh County, PA, Hospital Authority Rev. (Lehigh Valley Health Network), “A”, 4%, 7/01/2049	7,900,000	7,581,032
Lehigh County, PA, Water & Sewer Authority Rev. (Allentown Concession), Capital Appreciation, “B”, 0%, 12/01/2036	9,515,000	5,719,510
Luzerne County, PA, “A”, AGM, 5%, 12/15/2024	545,000	555,871
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2039	215,000	212,100
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2040	765,000	746,897
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2041	565,000	548,010
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 5%, 1/01/2042	585,000	562,834
Maxatawny Township, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), “A”, 4.5%, 1/01/2045	2,015,000	1,765,905
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2044	1,550,000	1,514,812

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), 4%, 9/01/2049	$1,480,000	$1,414,332
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “A”, 4%, 9/01/2049	1,815,000	1,734,468
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, 4%, 5/01/2047	1,750,000	1,690,916
Montgomery County, PA, Higher Education & Health Authority Rev. (Thomas Jefferson University), “B”, AGM, 3.125%, 5/01/2053	2,415,000	1,886,350
Montgomery County, PA, Higher Education & Health Authority Rev., Taxable (Thomas Jefferson University), 4%, 9/01/2051	2,980,000	2,827,147
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement - Life Communities, Inc. Obligated Group), “A”, 5.25%, 11/15/2053	1,500,000	1,533,718
Montgomery County, PA, Industrial Development Authority Retirement Communities Rev. (Acts Retirement - Life Communities, Inc. Obligated Group), “C”, 5%, 11/15/2045	1,090,000	1,109,581
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5%, 1/01/2030	790,000	768,880
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	7,060,000	6,061,883
Montour County, PA, Geisinger Authority Health System Rev., “A”, 4%, 4/01/2039	2,615,000	2,639,663
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2032	355,000	365,447
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2033	475,000	488,051
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2044	1,035,000	1,012,727
Northeastern, PA, Hospital & Education Authority College Rev. (King's College Project), 5%, 5/01/2049	630,000	597,314
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-1”, 5.25%, 7/01/2049	1,180,000	1,204,304
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-2”, 5%, 7/01/2042	1,755,000	1,786,598
Pennsylvania Economic Development Financing Authority Rev. (Presbyterian Senior Living Project), “B-2”, 5.25%, 7/01/2046	940,000	966,580
Pennsylvania Economic Development Financing Authority Rev. (Rapid Bridge Replacement Project), 5%, 12/31/2038	10,825,000	10,981,626
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2035	1,190,000	786,883
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2036	1,255,000	788,390
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2037	1,215,000	723,334
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2038	1,245,000	690,155
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2039	1,365,000	713,073
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2040	1,315,000	650,655
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2041	1,265,000	593,079
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2042	1,215,000	538,427
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, 0%, 1/01/2043	1,160,000	487,226
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, BAM, 0%, 1/01/2046	2,750,000	1,017,288
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-2”, BAM, 0%, 1/01/2047	2,865,000	1,004,644
Pennsylvania Economic Development Financing Authority, Guaranteed Parking Rev. (Capitol Region Parking System), Capital Appreciation, “B-3”, 0%, 1/01/2049	5,775,000	1,104,815
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), 5.25%, 6/30/2053	11,855,000	12,408,461
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	13,590,000	14,027,129
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (Pennsylvania Rapid Bridge Replacement Project), 4.125%, 12/31/2038	1,330,000	1,300,080
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2026	875,000	876,115
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2027	600,000	602,381
Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Refunding Rev. (Philadelphia Biosolids Facility Project), 4%, 1/01/2028	630,000	633,716

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 2.15%, 7/01/2041 (Put Date 7/01/2024)	$6,295,000	$6,232,476
Pennsylvania Economic Development Financing Authority, UPMC Rev., “A”, 4%, 5/15/2048	3,250,000	3,154,639
Pennsylvania Economic Development Financing Authority, UPMC Rev., “A”, 4%, 5/15/2053	4,265,000	4,162,021
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 5%, 6/01/2030	200,000	217,347
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 2.625%, 6/01/2042	1,165,000	1,037,713
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4.5%, 6/01/2043	750,000	761,595
Pennsylvania Higher Educational Assistance Agency, Education Loan Rev., “A”, 4%, 6/01/2044	9,265,000	9,193,586
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2038	790,000	839,876
Pennsylvania Higher Educational Facilities Authority Rev. (Duquesne University), “A”, 5%, 3/01/2039	200,000	211,185
Pennsylvania Housing Finance Agency, Multi-Family Housing Development (Cambridge Square), “A”, 5.55%, 11/01/2042	2,547,875	2,960,415
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “128A”, 4.75%, 4/01/2033 (u)	3,115,000	3,127,275
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135A”, 3%, 10/01/2051	6,210,000	6,072,766
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 4/01/2030	1,905,000	2,057,666
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “135B”, 5%, 10/01/2030	1,105,000	1,199,452
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “134A”, 3%, 10/01/2049	8,805,000	8,607,211
Pennsylvania Housing Finance Agency, Single Family Mortgage Rev., “141A”, 5.75%, 10/01/2053	12,045,000	12,912,604
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2031	720,000	767,123
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2032	475,000	504,288
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2033	505,000	532,894
Pennsylvania Public School Building Authority, College Rev. (Northampton County Area Community College Project), BAM, 4%, 6/15/2034	510,000	539,467
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2030	1,575,000	1,669,787
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2032	6,150,000	6,467,309
Pennsylvania Public School Building Authority, School Lease Rev. (School District of Philadelphia Project), “A”, AGM, 5%, 6/01/2033	17,170,000	18,055,886
Philadelphia, PA, Airport Refunding Rev., “B”, AGM, 5%, 7/01/2042	8,790,000	9,046,752
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2034	4,200,000	4,409,691
Philadelphia, PA, Airport Rev., “B”, 5%, 7/01/2042	3,920,000	4,034,501
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.125%, 6/15/2042	335,000	317,199
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.25%, 6/15/2052	380,000	354,535
Philadelphia, PA, Authority for Industrial Development Charter School Rev. (Green Woods Charter School Project), “A”, 5.375%, 6/15/2057	180,000	168,001
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.625%, 8/01/2036	250,000	255,421
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.75%, 8/01/2046	815,000	826,429
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “A”, 5.375%, 8/01/2051	1,205,000	1,217,620
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School Project), “B”, 6%, 8/01/2051	845,000	859,848
Philadelphia, PA, Authority for Industrial Development Rev. (Thomas Jefferson University), “A”, 5%, 9/01/2042	8,505,000	8,700,854
Philadelphia, PA, Authority for Industrial Development University Rev. (Saint Joseph's University Project), 5.5%, 11/01/2060	7,085,000	7,652,606
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2037	1,590,000	1,639,989
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “I”, 5%, 12/01/2058	6,530,000	6,542,955
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.25%, 12/01/2047 (n)	350,000	315,644
Philadelphia, PA, Authority for Industrial Development, Multi-Family Housing Rev. (University Square Apartment Project-Section 8), “III”, 5.5%, 12/01/2058 (n)	400,000	363,330
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2037	445,000	388,631
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2042	1,530,000	1,274,730
Philadelphia, PA, Authority for Industrial Development, Senior Living Facilities Rev. (Wesley Enhanced Living Obligated Group), “A”, 5%, 7/01/2049	1,330,000	1,061,511

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Philadelphia, PA, Gas Works Rev., “14”, AGM, 5%, 10/01/2033	$2,290,000	$2,387,766
Philadelphia, PA, School District General Obligation, “A”, 5%, 9/01/2038	305,000	321,591
Philadelphia, PA, School District General Obligation, “B”, 5%, 9/01/2043	915,000	960,870
Philadelphia, PA, School District General Obligation, “F”, 5%, 9/01/2038	205,000	210,830
Philadelphia, PA, School District General Obligation, Taxable, “A”, 5.5%, 9/01/2048	10,745,000	12,114,033
Pittsburgh, PA, Water & Sewer System Authority Rev., “A”, AGM, 4.25%, 9/01/2053	2,910,000	2,928,638
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2046	2,320,000	2,288,924
Washington County, PA, Canon-McMillan School District, BAM, 4%, 6/01/2048	3,440,000	3,353,620
Washington County, PA, Redevelopment Authority Refunding Rev. (Victory Centre Tax Increment Financing Project), 5%, 7/01/2035	65,000	64,719
Washington County, PA, Trinity Area School District, AGM, 4%, 11/01/2051	1,190,000	1,152,537
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2030	350,000	348,657
West Shore, PA, Area Authority Rev. (Messiah Village Project), “A”, 5%, 7/01/2035	345,000	337,335
		$334,137,352
Puerto Rico - 2.1%
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	$240,138	$235,424
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	1,878,095	1,170,837
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	1,584,778	1,718,806
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	3,538,937	3,936,559
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	1,459,691	1,429,188
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	2,865,019	2,770,023
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	1,126,601	1,075,578
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	1,531,429	1,404,529
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	1,592,259	1,418,180
Puerto Rico Aqueduct and Sewer Authority Rev., “A”, 5%, 7/01/2025	11,815,000	11,896,035
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	335,000	87,100
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	3,140,000	816,400
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	5,075,000	1,319,500
Puerto Rico Electric Power Authority Refunding Rev., “NN”, NPFG, 4.75%, 7/01/2033	1,405,000	1,361,158
Puerto Rico Electric Power Authority Refunding Rev., “PP”, NPFG, 5%, 7/01/2024	160,000	160,023
Puerto Rico Electric Power Authority Refunding Rev., “PP”, NPFG, 5%, 7/01/2025	170,000	170,024
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2025	225,000	223,302
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2026	940,000	930,417
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2029	3,755,000	3,698,916
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2030	2,455,000	2,415,286
Puerto Rico Electric Power Authority Refunding Rev., “VV”, NPFG, 5.25%, 7/01/2034	370,000	364,724
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	7,990,000	2,077,400
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	1,210,000	314,600
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	670,000	174,200
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	320,000	83,200
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	3,005,000	781,300
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	1,510,000	1,499,247
Puerto Rico Electric Power Authority Rev., “RR”, AGM, 5%, 7/01/2028	90,000	89,571
Puerto Rico Electric Power Authority Rev., “SS”, AGM, 4.375%, 7/01/2030	375,000	360,983
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	1,540,000	400,400
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	1,345,000	349,700
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	275,000	71,500
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	4,105,000	1,067,300
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2024	765,000	765,376
Puerto Rico Electric Power Authority Rev., “TT”, NPFG, 5%, 7/01/2026	30,000	30,015
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 4.25%, 7/01/2027	1,090,000	1,062,080
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	285,000	74,100
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	645,000	167,700
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	1,930,000	501,800
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	2,150,000	559,000
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	755,000	196,300
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	2,320,000	603,200
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	1,875,000	454,687

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Housing Finance Authority, Multi-Family Housing Collateralized Rev. (Mirador Las Casas Project), “B”, 5%, 3/01/2027 (Put Date 3/01/2026)	$1,435,000	$1,493,842
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	1,920,000	1,878,292
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	100,000	100,595
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.5%, 7/01/2034	311,000	311,694
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	766,000	769,717
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	1,988,000	1,967,427
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	24,407,000	24,492,166
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	5,124,000	5,086,666
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	104,000	99,432
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	1,435,000	1,414,465
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	48,000	47,057
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	1,223,000	1,064,496
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	11,027,000	8,070,386
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	10,791,000	7,187,495
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	6,188,000	1,940,085
University of Puerto Rico Rev., “P”, NPFG, 5%, 6/01/2025	280,000	280,263
		$106,489,746
Rhode Island - 0.5%
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 4%, 11/01/2037	$525,000	$546,365
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 4%, 11/01/2038	555,000	576,441
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 4%, 11/01/2039	675,000	696,413
Rhode Island Health and Educational Building Corp., Higher Education Facility Rev. (Providence College), “B”, 4%, 11/01/2040	710,000	729,364
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2028	690,000	744,296
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2029	555,000	608,298
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 5%, 12/01/2030	515,000	565,888
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 2.25%, 12/01/2039	1,935,000	1,658,575
Rhode Island Student Loan Authority, Education Loan Rev., “A”, 4.125%, 12/01/2042	7,960,000	7,975,084
Rhode Island Student Loan Authority, Education Loan Rev., Federally Taxable, “1”, 4.125%, 12/01/2041	4,855,000	4,876,314
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.5%, 12/01/2034	910,000	862,774
Rhode Island Student Loan Authority, Student Loan Rev., ”A“, 3.625%, 12/01/2037	3,710,000	3,550,284
		$23,390,096
South Carolina - 1.9%
Lexington County, SC, Health Services District, Inc., Hospital Refunding Rev., 5%, 11/01/2028	$515,000	$551,345
North Charleston, SC, Limited Obligation Bond (Hospitality Fee Pledge), “A”, 5%, 10/01/2040	3,055,000	3,163,398
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “A-1”, 5.25%, 10/01/2054 (Put Date 8/01/2031)	3,995,000	4,304,840
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	13,450,000	14,646,792
Rock Hill, SC, Utility Systems Rev., “A”, BAM, 4%, 1/01/2049	3,425,000	3,425,474
South Carolina Housing Finance & Development Authority Mortgage Rev., “B”, 5%, 1/01/2052	11,460,000	11,975,499
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2036 (n)	380,000	318,265
South Carolina Jobs & Economic Development Authority, Educational Facilities Rev. (Green Charter Schools Project), “A”, 4%, 6/01/2046 (n)	420,000	299,294
South Carolina Jobs & Economic Development Authority, Hospital Facilities Rev. (Bon Secours Mercy Health, Inc.), “A”, 4%, 12/01/2044	4,840,000	4,794,019
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Conway Hospital, Inc.), 5.25%, 7/01/2047	6,630,000	6,776,433
South Carolina Jobs & Economic Development Authority, Hospital Rev. (Prisma Health Obligated Group), “A”, 5%, 5/01/2048	5,260,000	5,420,085
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2047	2,060,000	1,730,844
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2048	790,000	659,817
South Carolina Jobs & Economic Development Authority, Residential Care Facilities Rev. (Episcopal Home at Still Hopes), 5%, 4/01/2052	955,000	780,189

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
South Carolina Ports Authority Rev., 5.25%, 7/01/2050 (Prerefunded 7/01/2025)	$2,420,000	$2,488,264
South Carolina Ports Authority Rev., “B”, 4%, 7/01/2035	2,680,000	2,766,665
South Carolina Ports Authority Rev., “B”, 4%, 7/01/2037	4,165,000	4,251,513
South Carolina Ports Authority Rev., “B”, 4%, 7/01/2039	4,120,000	4,154,876
South Carolina Ports Authority Rev., “B”, 5%, 7/01/2044	6,295,000	6,570,630
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.641%, 12/01/2026	6,285,000	5,838,217
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.771%, 12/01/2027	2,910,000	2,645,869
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.923%, 12/01/2028	2,165,000	1,931,415
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 2.993%, 12/01/2029	1,420,000	1,234,214
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 3.043%, 12/01/2030	455,000	385,623
South Carolina Student Loan Corp., Student Loan Rev., Taxable, “A”, 3.593%, 12/01/2039	1,240,000	1,188,457
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, 5%, 4/15/2048	3,635,000	3,763,512
Spartanburg County, SC, Regional Health Services District Hospital Rev., “A”, AGM, 4%, 4/15/2045	1,070,000	1,037,285
		$97,102,834
South Dakota - 0.2%
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 0.961%, 6/01/2024	$1,570,000	$1,542,073
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 1.245%, 6/01/2025	2,755,000	2,607,930
South Dakota Educational Enhancement Funding Corp., Tobacco Settlement Rev., Taxable, 1.495%, 6/01/2026	1,970,000	1,818,459
South Dakota Housing Development Authority, Homeownership Mortgage, “B”, 4.5%, 11/01/2048 (u)	4,640,000	4,677,801
		$10,646,263
Tennessee - 2.5%
Knox County, TN, Health, Educational & Housing Facility Board Hospital Rev. (Covenant Health), “A”, 5%, 1/01/2042	$5,505,000	$5,645,182
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2030	625,000	651,407
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), 5%, 4/01/2036	2,210,000	2,275,598
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2030	4,525,000	4,851,119
Knox County, TN, Health, Educational & Housing Facility Board Rev. (University Health Systems, Inc.), “A”, 5%, 9/01/2040	7,445,000	7,584,857
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2034	2,910,000	3,246,222
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2035	3,055,000	3,395,051
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2036	3,205,000	3,538,970
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2037	3,370,000	3,691,361
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2038	3,535,000	3,833,258
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2039	3,710,000	3,996,061
Memphis-Shelby County, TN, Airport Authority Rev., “A”, 5%, 7/01/2040	1,540,000	1,653,531
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Stadium Project Senior Rev., “A”, AGM, 5.25%, 7/01/2053	1,200,000	1,331,517
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Stadium Project Senior Rev., “A”, AGM, 5.25%, 7/01/2056	2,995,000	3,318,018
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Stadium Project Subordinate Rev., “B”, AGM, 5.25%, 7/01/2053	4,795,000	5,312,152
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Stadium Project Subordinate Rev., “B”, AGM, 5.25%, 7/01/2056	5,565,000	6,150,662
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2035	1,340,000	1,471,310
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5.5%, 7/01/2052	5,055,000	5,510,815
Metropolitan Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2054	7,865,000	8,113,646
Nashville and Davidson County, TN, Health & Education Facilities, Board of Metropolitan Government, Multi-Family Tax-Exempt Mortgage-Backed (Ben Allen Ridge Apartments Project), “A”, 4.75%, 2/01/2048	8,825,696	9,225,617
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2032	445,000	318,382
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2033	630,000	430,440
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2034	380,000	247,934
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2035	490,000	305,060
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2036	475,000	282,030
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2037	570,000	320,875

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Tennessee - continued
Shelby County, TN, New Memphis Arena Public Building Authority, Local Government Public Improvement (City of Memphis Project), Capital Appreciation, 0%, 4/01/2038	$475,000	$252,331
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	19,225,000	20,520,715
Tennessee Energy Acquisition Corp., Gas Project Rev., “A”, 5.25%, 9/01/2026	2,210,000	2,280,868
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2028	1,580,000	1,720,689
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 1/01/2029	850,000	930,420
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2029	1,480,000	1,632,757
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 1/01/2030	1,720,000	1,902,109
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2030	1,745,000	1,959,474
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 1/01/2031	825,000	930,348
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 5%, 7/01/2031	1,855,000	2,105,986
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 3.75%, 7/01/2039	685,000	642,984
Tennessee Housing Development Agency, Residential Finance Program Rev., “1”, 4%, 1/01/2043	790,000	787,803
Tennessee Housing Development Agency, Residential Finance Program Rev., “2-C”, 4%, 1/01/2045	100,000	99,880
Tennessee Housing Development Agency, Residential Finance Program Rev., “3”, 4.25%, 7/01/2049	975,000	976,332
		$123,443,771
Texas - 7.9%
Anna, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4.125%, 2/15/2053	$795,000	$799,806
Arlington, TX, Higher Education Finance Corp. Rev. (Basis Charter Schools, Inc.), 4.5%, 6/15/2056 (Put Date 6/15/2026) (n)	725,000	721,945
Arlington, TX, Higher Education Finance Corp. Rev. (Great Hearts America-Texas), “A”, Texas PSF, 4%, 8/15/2048	1,400,000	1,338,186
Arlington, TX, Higher Education Finance Corp. Rev. (Great Hearts America-Texas), “A”, Texas PSF, 4%, 8/15/2053	1,000,000	934,515
Arlington, TX, Higher Education Finance Corp. Rev. (Great Hearts America-Texas), “A”, Texas PSF, 4.125%, 8/15/2058	1,500,000	1,418,219
Arlington, TX, Higher Education Finance Corp. Rev. (Riverwalk Education Foundation, Inc.), 5%, 8/15/2057	4,400,000	4,756,372
Arlington, TX, Higher Education Finance Corp. Rev. (Trinity Basin Preparatory, Inc.), Texas PSF, 4.125%, 8/15/2042	2,915,000	2,944,441
Arlington, TX, Higher Education Finance Corp. Rev. (Trinity Basin Preparatory, Inc.), Texas PSF, 4.375%, 8/15/2052	3,130,000	3,179,944
Arlington, TX, Senior Lien Special Tax Rev., “A”, AGM, 5%, 2/15/2043	4,015,000	4,228,082
Austin, TX, Airport System Rev., 5%, 11/15/2052	1,315,000	1,380,668
Austin, TX, Airport System Rev., “B”, 5%, 11/15/2041	845,000	858,758
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2029	565,000	582,424
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2031	830,000	854,975
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, 5%, 1/01/2034	160,000	161,711
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2026	390,000	390,931
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2028	250,000	252,702
Austin, TX, Convention Center (Convention Enterprises, Inc.), “B”, 5%, 1/01/2030	365,000	369,002
Belton, TX, Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 4%, 2/15/2052	2,250,000	2,234,878
Bexar County, TX, Southwest Independent School District, Texas PSF, 4%, 2/01/2053	15,000,000	14,981,249
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 2.35%, 4/01/2040	30,000	29,852
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., “1A”, 3%, 4/01/2040	710,000	608,276
Brazos, TX, Higher Education Authority, Inc., Student Loan Program Rev., Taxable, “1A”, 3.414%, 4/01/2040	65,000	64,656
Brock, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 8/15/2048	7,975,000	8,002,451
Clifton, TX, Higher Education Finance Corp. Rev. (International Leadership of Texas, Inc.), Texas PSF, 4.25%, 8/15/2052	2,500,000	2,472,085
College of the Mainland, TX, General Obligation, 4%, 8/15/2044	1,765,000	1,772,116
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 2.5%, 10/01/2031	340,000	294,181
Conroe, TX, Local Government Corp., First Lien Hotel Rev. (Convention Center Hotel), “A”, 4%, 10/01/2050	1,165,000	951,670
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 3.5%, 10/01/2031 (n)	355,000	309,738
Conroe, TX, Local Government Corp., Second Lien Hotel Rev. (Convention Center Hotel), “B”, 5%, 10/01/2050 (n)	535,000	447,594
Conroe, TX, Local Government Corp., Third Lien Hotel Rev. (Convention Center Hotel), “C”, 4%, 10/01/2046	265,000	257,660
Crowley, TX, Independent School District (Tarrant and Johnson Counties), Texas PSF, 4.25%, 2/01/2053	8,960,000	9,158,224
Cypress-Fairbanks, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2048	2,100,000	2,105,608
Dallas, TX, Senior Lien Special Tax Rev. (Fair Park Venue Project), 6.25%, 8/15/2053 (Put Date 8/15/2028)	6,190,000	6,285,086
Denton County, TX, Lakes Fresh Water Supply District, BAM, 4%, 9/01/2048	5,385,000	5,083,077
East Montgomery County, TX, Municipal Utility District No. 3, BAM, 4.5%, 8/15/2043	1,000,000	1,009,170
East Montgomery County, TX, Municipal Utility District No. 3, BAM, 4.375%, 8/15/2047	1,450,000	1,432,881
East Montgomery County, TX, Municipal Utility District No. 3, BAM, 4.375%, 8/15/2050	2,400,000	2,324,975
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2025	340,000	345,182
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2026	515,000	529,637
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2027	790,000	823,161
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2028	850,000	896,725

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2029	$555,000	$591,090
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2030	630,000	676,947
Ector County, TX, Hospital District General Obligation Refunding, 5%, 9/15/2031	870,000	930,881
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2032	180,000	191,158
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2033	205,000	216,772
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2034	320,000	336,834
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2035	410,000	428,582
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2036	270,000	279,975
Elgin, TX, Tax and General Obligation Rev., AGM, 4%, 7/15/2038	465,000	474,861
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 4%, 2/15/2048	7,905,000	7,863,102
Fort Bend County, TX, Lamar Consolidated Independent School District, Unlimited Tax Schoolhouse, 4%, 2/15/2053	5,535,000	5,397,057
Fredericksburg, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2052	4,005,000	3,992,661
Galveston County, TX, Municipal Utility District No. 45, BAM, 4.375%, 9/01/2039	1,280,000	1,320,955
Galveston County, TX, Municipal Utility District No. 45, BAM, 4.5%, 9/01/2042	1,110,000	1,140,617
Galveston County, TX, Municipal Utility District No. 45, BAM, 4.5%, 9/01/2045	1,260,000	1,285,249
Galveston County, TX, Municipal Utility District No. 56, AGM, 4.5%, 6/01/2047	1,600,000	1,614,599
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2038	230,000	251,505
Galveston, TX, Wharves and Terminal, First Lien Rev., 5.25%, 8/01/2039	500,000	544,482
Galveston, TX, Wharves and Terminal, First Lien Rev., 6%, 8/01/2043	325,000	369,306
Harlandale, TX, Independent School District, Maintenance Tax, BAM, 2%, 8/15/2040 (Put Date 8/15/2024)	3,140,000	3,116,331
Harlingen, TX, Economic Development Corp., Sales Tax Refunding Rev., “A”, BAM, 4%, 2/15/2030	925,000	968,105
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	7,825,000	7,507,347
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, BAM, 4%, 10/01/2035	1,240,000	1,295,790
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Texas Children's Hospital), “A”, BAM, 4%, 10/01/2036	2,195,000	2,286,157
Harris County, TX, Municipal Utility District No. 460, Unlimited Tax, AGM, 4%, 4/01/2046	1,615,000	1,536,487
Harris County, TX, Municipal Utility District No. 460, Unlimited Tax, AGM, 4%, 4/01/2048	1,755,000	1,636,330
Harris County, TX, Municipal Utility District No. 460, Unlimited Tax, AGM, 4%, 4/01/2050	1,915,000	1,756,730
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	180,000	181,834
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	430,000	434,333
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	710,000	324,588
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	1,770,000	619,327
Houston, TX, Airport System Refunding Rev., Subordinate Lien, “A”, AGM, 5.25%, 7/01/2053	6,970,000	7,518,704
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	1,365,000	1,365,916
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	100,000	100,009
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), “A”, 5%, 7/01/2027	525,000	527,633
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	2,175,000	2,174,870
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2027	715,000	718,673
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 3.375%, 10/01/2037	190,000	160,329
Houston, TX, Higher Education Finance Corp. University Rev. (Houston Baptist University Project), 4%, 10/01/2051	630,000	504,210
Irving, TX, Hospital Authority Rev. (Baylor Scott & White Medical Center-Irving), “A”, 5%, 10/15/2044	1,235,000	1,251,399
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2038	190,000	196,082
Irving, TX, Hotel Occupancy Tax Rev., 5%, 8/15/2043	345,000	351,414
Kaufman County, TX, Fresh Water Supply District No. 4A, BAM, 4.5%, 9/01/2042	1,960,000	1,999,584
Kaufman County, TX, Fresh Water Supply District No. 4A, BAM, 4.5%, 9/01/2042	1,370,000	1,395,534
Kaufman County, TX, Fresh Water Supply District No. 4A, BAM, 4.625%, 9/01/2048	2,580,000	2,598,390
Kaufman County, TX, Fresh Water Supply District No. 4A, BAM, 4.625%, 9/01/2048	1,810,000	1,825,674
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Waste Management, Inc. Project), 4.25%, 6/01/2048 (Put Date 6/03/2024)	3,110,000	3,107,687
Montgomery County, TX, Municipal Utility District No. 139, AGM, 4.125%, 4/01/2045	1,035,000	1,006,177
Montgomery County, TX, Municipal Utility District No. 139, AGM, 4.125%, 4/01/2047	1,145,000	1,091,007
New Hope, TX, Cultural Education Facilities Finance Corp., Capital Improvement Rev. (CHF - Collegiate Housing Denton LLC - Texas Woman's University Housing Project), “A-1”, AGM, 5%, 7/01/2058	1,400,000	1,416,786
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2032	420,000	357,445

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2037	$570,000	$439,515
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2042	900,000	634,791
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4%, 1/01/2047	1,475,000	970,300
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 4.25%, 1/01/2057	3,155,000	2,018,065
New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Morningside Ministries Project), 5%, 1/01/2057	2,100,000	1,553,532
Newark, TX, Higher Education Finance Corp. Rev. (Austin Achieve Public Schools, Inc.), “A”, Texas PSF, 4%, 6/15/2052	1,375,000	1,335,174
Peaster, TX, Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 3%, 8/15/2051	2,645,000	2,049,717
Pflugerville, TX, Combination Tax & Limited Rev., 4%, 8/01/2049	3,185,000	3,142,784
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2039	240,000	243,706
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2040	280,000	282,551
Port Arthur, TX, Tax and Rev., BAM, 4%, 2/15/2041	280,000	280,486
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	14,750,000	12,262,138
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	2,515,000	2,074,869
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3%, 1/01/2050 (n)	1,540,000	904,977
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 4%, 1/01/2050 (n)	1,980,000	1,417,097
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “A”, 6%, 1/01/2025 (n)	7,415,000	6,997,784
San Antonio, TX, Water System Junior Lien Rev., “A”, 5.25%, 5/15/2052	15,000,000	16,869,276
Shallowater, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 5.25%, 2/15/2048	1,500,000	1,680,158
Shallowater, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 5.25%, 2/15/2053	2,800,000	3,098,056
Student Loan Program Rev. (Higher Education Authority, Inc.), “1A”, 5.125%, 4/01/2043	13,745,000	14,815,623
Sweetwater, TX, Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2053	5,000,000	4,942,108
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Christus Health), “A”, 4%, 7/01/2053	9,115,000	8,537,297
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Baylor Scott & White Health Project), “D”, 5%, 11/15/2051	6,025,000	6,422,913
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2030	915,000	906,047
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	1,090,000	1,048,397
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Stayton at Museum Way), 5.75%, 12/01/2054 (a)(d)	7,357,772	4,782,552
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	2,535,000	2,535,506
Tarrant County, TX, Hospital District, 4.25%, 8/15/2053	4,340,000	4,349,972
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2033	160,000	170,316
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2034	200,000	212,139
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2037	160,000	166,154
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2038	135,000	138,977
Temple, TX, Reinvestment Zone 1 Rev., “A”, BAM, 4%, 8/01/2041	160,000	161,390
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2048	4,980,000	5,024,394
Texas Cedar Port Navigation & Improvement District, Unlimited Tax, 4.5%, 9/01/2052	2,010,000	2,020,357
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, 4.75%, 1/01/2049 (u)	7,585,000	7,661,002
Texas Department of Housing & Community Affairs, Residential Mortgage Rev., “A”, GNMA, 3.5%, 7/01/2052	5,675,000	5,580,170
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, 4.75%, 3/01/2049 (u)	1,875,000	1,894,108
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, 5.5%, 9/01/2052	4,625,000	4,942,333
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, GNMA, 5.125%, 9/01/2048	2,000,000	2,129,534
Texas Department of Housing & Community Affairs, Single Family Mortgage Rev., “A”, GNMA, 3%, 3/01/2052	10,055,000	9,729,558
Texas Highway 380 Municipal Management District No. 1, Unlimited Tax Road, AGM, 4%, 5/01/2048	6,740,000	6,205,371
Texas Municipal Gas Acquisition and Supply Corp IV, Gas Supply Rev., “B”, 5.5%, 1/01/2054 (Put Date 1/01/2034)	29,755,000	33,067,330
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev., 5%, 12/15/2031	3,030,000	3,258,098

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segment 3C Project), 5%, 6/30/2058	$6,230,000	$6,295,488
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2040	1,365,000	1,467,999
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2041	2,750,000	2,955,154
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2042	825,000	885,841
Texas Private Activity Surface Transportation Corp., Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC), 5.5%, 6/30/2043	2,010,000	2,155,623
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5%, 5/01/2028	790,000	822,538
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2037	270,000	305,312
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2038	500,000	558,109
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2039	600,000	666,383
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2040	500,000	553,244
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2041	500,000	550,794
Texas Public Finance Authority Rev. (Texas Southern University), BAM, 5.25%, 5/01/2042	500,000	548,873
Texas Rockwall Independent School District, Unlimited Tax School Building, Texas PSF, 4%, 2/15/2053	2,280,000	2,276,798
Texas State Affordable Housing Corp. Single Family Mortgage Rev., “A”, GNMA, 5.5%, 9/01/2053	3,920,000	4,167,234
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 5.5%, 8/01/2042	1,500,000	1,719,574
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 5.75%, 8/01/2047	2,145,000	2,446,218
Texas State Technical College System Rev., Financing System Improvement, “A”, AGM, 6%, 8/01/2054	2,065,000	2,368,069
Texas Transportation Commission, State Highway 249 System Rev., “A”, 5%, 8/01/2057	3,225,000	3,290,848
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2037	360,000	200,522
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2038	265,000	138,909
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2039	295,000	146,190
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2040	295,000	137,882
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2041	590,000	260,645
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2042	810,000	338,093
Texas Transportation Commission, State Highway 249 System Rev., Capital Appreciation, “A”, 0%, 8/01/2043	665,000	262,908
Texas Water Development Boards State Water Implementation Rev., “A”, 4%, 4/15/2048	3,995,000	3,957,882
White Settlement, TX, Independent School District, Unlimited Tax School Building Bonds, Texas PSF, 4%, 8/15/2052	2,015,000	2,017,965
		$397,282,045
U.S. Virgin Islands - 0.0%
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2025	$285,000	$287,270
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	1,365,000	1,380,745
		$1,668,015
Utah - 0.6%
Salt Lake City, UT, Airport Rev. (Salty Lake City International Airport), “A”, 5.5%, 7/01/2053	$9,000,000	$9,882,921
Utah Charter School Finance Authority, Charter School Rev. (Summit Academy, Inc.), “A”, 5%, 4/15/2049	1,450,000	1,488,673
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2037	790,000	812,046
Utah Charter School Finance Authority, Charter School Rev. (Syracuse Arts Academy Project), 5%, 4/15/2042	2,750,000	2,798,194
Utah Housing Corp., Single Family Mortgage Rev, “A”, GNMA, 6.5%, 1/01/2054 (w)	3,415,000	3,811,533
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “G”, GNMA, 4.5%, 7/21/2049	503,797	503,030
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “H”, GNMA, 4.5%, 8/21/2049	325,861	325,031
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 4%, 9/21/2049	527,294	536,596
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “I”, GNMA, 2.5%, 8/21/2051	2,652,497	2,267,294
Utah Housing Corp., Tax Exempt Mortgage-Backed Securities, “J”, GNMA, 2.5%, 9/21/2051	10,276,813	8,639,899
Utah Housing Corp., Tax-Exempt Mortgage-Backed Securities, “G”, GNMA, 3.5%, 2/21/2050	797,841	737,105
		$31,802,322
Vermont - 0.4%
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.625%, 4/01/2036 (Put Date 4/03/2028) (n)	$815,000	$807,361
Vermont Housing Finance Agency, Multi-Purpose Rev., “A”, GNMA, 6%, 11/01/2053	2,685,000	2,960,691
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.625%, 6/15/2029	150,000	149,356
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2029	395,000	423,127

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Vermont - continued
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.75%, 6/15/2030	$155,000	$154,352
Vermont Student Assistance Corp., Education Loan Rev., “A”, 5%, 6/15/2031	445,000	483,203
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2033	150,000	149,438
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2034	155,000	153,497
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3%, 6/15/2035	3,855,000	3,639,618
Vermont Student Assistance Corp., Education Loan Rev., “A”, 3.375%, 6/15/2036	3,340,000	3,202,882
Vermont Student Assistance Corp., Education Loan Rev., “A”, 2.375%, 6/15/2039	725,000	660,133
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4.375%, 6/15/2040	1,135,000	1,089,423
Vermont Student Assistance Corp., Education Loan Rev., “A”, 4%, 6/15/2041	6,315,000	6,188,000
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4.375%, 6/15/2046	605,000	566,496
Vermont Student Assistance Corp., Education Loan Rev., “B”, 4%, 6/15/2047	995,000	873,520
		$21,501,097
Virginia - 2.1%
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 1.45%, 4/01/2027	$320,000	$287,691
Charles City County, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 3.95%, 8/01/2027 (Put Date 5/01/2024)	975,000	973,429
Commonwealth of Virginia, University Health System General Rev., “A”, 4%, 7/01/2040	10,345,000	10,436,272
Fairfax County, VA, Redevelopment and Housing Authority Rev. (Wedgewood Affordable Housing Acquisition), 5%, 10/01/2035	3,075,000	3,398,930
Gloucester County, VA, Industrial Development Authority Rev. (Waste Management Disposal Services of Virginia, Inc.), “A”, 3.95%, 9/01/2038 (Put Date 5/01/2024)	815,000	814,531
Henrico County, VA, Economic Development Authority Rev., Residential Care Facility (Westminster-Canterbury of Richmond), “A”, 5%, 10/01/2052	1,715,000	1,759,403
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems Project), RIBS, “B”, ETM, AGM, 3.814%, 8/23/2027	100,000	100,000
Henrico County, VA, Industrial Development Authority Rev. (Bon Secours Health Systems, Inc.), RIBS, ETM, AGM, 7.707%, 8/23/2027 (p)	2,100,000	2,372,384
Louisa, VA, Industrial Development Authority, Pollution Control Refunding Rev. (Virginia Electric and Power Co. Project), “B”, 0.75%, 11/01/2035 (Put Date 9/02/2025)	3,275,000	3,048,642
Lynchburg, VA, Economic Development Authority Hospital Refunding Rev. (Centra Health Obligated Group), 4%, 1/01/2055	4,080,000	3,908,995
Norfolk, VA, Economic Development Authority Hospital Facilities Refunding Rev. (Sentara Healthcare), “B”, 4%, 11/01/2048	10,590,000	10,202,472
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2028 (n)	145,000	144,646
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2037 (n)	270,000	268,661
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 4.5%, 9/01/2045 (n)	770,000	693,907
Peninsula Town Center Community Development Authority, VA, Special Obligation Refunding, 5%, 9/01/2045 (n)	1,195,000	1,137,235
Sussex County, VA, Industrial Development Authority Solid Waste Disposal Rev. (Atlantic Waste Disposal, Inc. Project), “A”, 3.95%, 6/01/2028 (Put Date 5/01/2024)	1,300,000	1,297,905
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “A”, 6.5%, 9/01/2043	1,535,000	1,634,501
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster - Canterbury on Chesapeake Bay), “A”, 7%, 9/01/2059	6,400,000	6,805,502
Virginia Beach, VA, Development Authority, Residential Care Facility Rev. (Westminster-Canterbury on Chesapeake Bay), 7%, 9/01/2053	4,300,000	4,604,837
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2030 (n)	630,000	634,491
Virginia College Building Authority, Educational Facilities Rev. (Marymount University Project), “B”, 5.25%, 7/01/2035 (n)	565,000	567,250
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2027	295,000	308,375
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2028	285,000	301,750
Virginia College Building Authority, Educational Facilities Rev. (Regent University Project), 5%, 6/01/2029	315,000	337,444
Virginia Housing Development Authority, Rental Housing, “D”, 4.875%, 8/01/2065	22,080,000	22,751,263
Virginia Small Business Financing Authority Rev. (Hampton University), 5.25%, 10/01/2029	495,000	501,144
Virginia Small Business Financing Authority Rev. (Obligated Group of National Senior Campuses, Inc.), “A”, 4%, 1/01/2039	6,020,000	5,855,881
Virginia Small Business Financing Authority Rev., Solid Waste Disposal (Covanta Project), 5%, 1/01/2048 (Put Date 7/01/2038) (n)	185,000	172,859
Williamsburg, VA, Economic Development Authority Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “A”, AGM, 5.25%, 7/01/2053	810,000	900,534
Williamsburg, VA, Economic Development Authority Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “A”, AGM, 4.125%, 7/01/2058	4,195,000	4,187,805

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Williamsburg, VA, Economic Development Authority Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “A”, AGM, 4.375%, 7/01/2063	$11,360,000	$11,448,425
Williamsburg, VA, Economic Development Authority Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4.25%, 7/01/2058	925,000	916,004
Williamsburg, VA, Economic Development Authority Dining Lease Rev. (Provident Group - Williamsburg Properties LLC - William & Mary Project), “B”, AGM, 4.375%, 7/01/2063	4,050,000	4,056,432
		$106,829,600
Washington - 1.8%
Everett, WA, Housing Authority Refunding Rev. (Huntington Park Apartments Project), 4%, 7/01/2037	$10,030,000	$9,895,848
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2033	1,485,000	1,577,581
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2038	1,900,000	1,980,142
Grays Harbor County, WA, Public Hospital District No. 2, Limited Tax General Obligation Refunding, 5%, 12/15/2048	3,645,000	3,738,775
Seattle, WA, Housing Authority Rev. (Northgate Plaza Project), 1%, 6/01/2026	4,220,000	3,952,038
Seattle, WA, Port Intermediate Lien Refunding Rev., “B”, 4%, 8/01/2047	1,185,000	1,121,751
Seattle, WA, Port Intermediate Lien Rev., 5%, 4/01/2038	7,865,000	8,370,340
Seattle, WA, Port Rev., 4%, 4/01/2044	1,260,000	1,223,233
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2045	4,045,000	4,295,456
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2050	1,970,000	2,069,991
Washington Health Care Facilities Authority Rev. (Seattle Cancer Care Alliance), 5%, 9/01/2055	5,005,000	5,233,985
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2027	395,000	413,186
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2035	395,000	407,875
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 5%, 8/15/2037	1,345,000	1,375,384
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), 4%, 8/15/2042	5,100,000	4,645,703
Washington Higher Education Facilities Authority Refunding Rev., (Gonzaga University Project), 4%, 4/01/2041	2,380,000	2,421,713
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/2037	9,440,000	9,461,391
Washington Motor Vehicle Fuel Tax, “E”, 5%, 2/01/2039	6,280,000	6,294,230
Washington State Housing Finance Commission Municipal Certificates, “A”, 3.5%, 12/01/2035	16,427,997	15,666,791
Washington State Housing Finance Commission, Non-Profit Housing Rev. (Emerald Heights Project), “A”, 5%, 7/01/2043	1,045,000	1,068,215
Washington State Housing Finance Commission, Non-Profit Housing Rev. (Emerald Heights Project), “A”, 5%, 7/01/2048	920,000	926,327
Washington State Housing Finance Commission, Single Family Rev., “1N”, GNMA, 3%, 12/01/2049	4,615,000	4,495,119
		$90,635,074
West Virginia - 1.1%
Monongalia County, WV, Commission Special District Excise Tax Refunding & Improvement Rev. (University Town Centre Economic Opportunity Development District), “A”, 4.125%, 6/01/2043 (n)	$1,040,000	$955,656
Monongalia County, WV, Special District Excise Tax Rev. (University Town Centre Economic Opportunity Development District), “B”, 4.875%, 6/01/2043 (n)	2,280,000	2,250,609
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Refunding Rev. (Wheeling Power Co. - Mitchell Project), “A”, 3%, 6/01/2037 (Put Date 6/18/2027)	3,610,000	3,547,187
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 0.625%, 12/01/2038 (Put Date 12/15/2025)	2,625,000	2,408,131
West Virginia Economic Development Authority, Solid Waste Disposal Facilities Rev. (Appalachian Power Company - Amos Project), “A”, 1%, 1/01/2041 (Put Date 9/01/2025)	2,470,000	2,312,941
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2038	665,000	691,163
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “A”, 5%, 9/01/2039	200,000	206,271
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center, Inc.), “B”, 5.375%, 9/01/2053	19,920,000	21,508,246
West Virginia Hospital Finance Authority Hospital Rev. (Vandalia Health Group), “B”, 5.5%, 9/01/2048	12,995,000	14,438,824
West Virginia Hospital Finance Authority Hospital Rev. (West Virginia University Health System Obligated Group), “A”, AGM, 4%, 6/01/2051	5,505,000	5,322,720
West Virginia Housing Development Fund, “A”, FHA, 3.75%, 11/01/2038	480,000	475,986
West Virginia Water Development Authority Rev. (Loan Program II), “A-II”, 5%, 11/01/2033	535,000	563,773
		$54,681,507
Wisconsin - 3.5%
University of Wisconsin Hospitals and Clinics Authority Rev. (Green Bonds), “B”, 4%, 4/01/2051	$10,905,000	$10,164,701
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2032	515,000	381,549
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2033	785,000	558,940
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2034	750,000	512,589

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2035	$1,120,000	$732,079
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2036	1,150,000	714,774
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2037	1,865,000	1,096,635
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2038	2,025,000	1,129,969
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2039	2,200,000	1,164,659
Wisconsin Center District Junior Dedicated Tax Rev., Capital Appreciation, “D”, AGM, 0%, 12/15/2040	950,000	477,659
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2031	390,000	300,184
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2032	525,000	388,958
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2033	505,000	359,573
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2034	470,000	321,223
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2035	600,000	392,185
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2036	580,000	360,494
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2037	585,000	343,985
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2038	600,000	334,806
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2039	560,000	296,459
Wisconsin Center District Senior Dedicated Tax Rev., Capital Appreciation, “C”, AGM, 0%, 12/15/2040	140,000	70,392
Wisconsin Health & Educational Facilities Authority Refunding Rev. (Froedtert Health, Inc. Obligated Group), “A”, 4%, 4/01/2040	17,300,000	17,444,433
Wisconsin Health & Educational Facilities Authority Rev. (Bellin Memorial Hospital, Inc.), “A”, 5.5%, 12/01/2052	4,335,000	4,769,120
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “A”, AGM, 4%, 2/15/2036	945,000	970,583
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “A”, AGM, 4%, 2/15/2037	870,000	887,413
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 4%, 2/15/2042	2,315,000	2,141,576
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 5%, 2/15/2047	635,000	637,150
Wisconsin Health & Educational Facilities Authority Rev. (Marshfield Clinic Health System, Inc.), “C”, 4%, 2/15/2050	2,260,000	1,927,609
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 4.75%, 3/15/2043	505,000	504,989
Wisconsin Health & Educational Facilities Authority Rev. (Milwaukee Science Education Consortium, Inc.), “A”, 5%, 3/15/2053	510,000	501,927
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2037	1,810,000	1,341,417
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2047	2,230,000	1,389,397
Wisconsin Health & Educational Facilities Authority Rev. (Oakwood Lutheran Senior Ministries), 4%, 1/01/2057	3,845,000	2,187,919
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2039	645,000	557,639
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2046	1,445,000	1,163,981
Wisconsin Health & Educational Facilities Authority Rev. (St. Camillus Health System, Inc.), “A”, 5%, 11/01/2054	6,435,000	4,954,529
Wisconsin Housing & Economic Development Authority Home Ownership, “D”, 4%, 3/01/2047	2,690,000	2,686,078
Wisconsin Public Finance Authority Affordable Housing Multi-Family Certificates, “B-1”, 7.125%, 7/25/2034	7,785,000	8,091,965
Wisconsin Public Finance Authority Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2036	1,000,000	1,135,935
Wisconsin Public Finance Authority Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2037	1,205,000	1,355,729
Wisconsin Public Finance Authority Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2039	250,000	276,104
Wisconsin Public Finance Authority Air Cargo Obligated Group Rev. (AFCO Airport Real Estate Group), 5.5%, 7/01/2043	1,000,000	1,084,668
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	785,000	785,688
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	1,430,000	1,430,337
Wisconsin Public Finance Authority Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “C”, 5%, 7/01/2042	1,630,000	1,630,385
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2039	160,000	162,837
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2049	485,000	479,693
Wisconsin Public Finance Authority Education Facilities Rev. (Piedmont Community Charter School), 5%, 6/15/2053	335,000	327,199
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030 (n)	95,000	95,981
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035 (n)	95,000	96,305
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5%, 6/15/2042	495,000	489,445
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.25%, 6/15/2052	695,000	673,486
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.375%, 6/15/2057	665,000	653,888
Wisconsin Public Finance Authority Education Rev. (Triad Educational Services, Inc.), 5.5%, 6/15/2062	1,045,000	1,039,272
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev. (Searstone CCRC Project), “B2”, 2.25%, 6/01/2027 (n)	1,755,000	1,644,600
Wisconsin Public Finance Authority Entrance Fee Principal Redemption Accredited Rev., Taxable (Searstone CCRC Project), “C”, 2.75%, 6/01/2026 (n)	935,000	921,082
Wisconsin Public Finance Authority Health Care System Rev. (Cone Health), “A”, 4%, 10/01/2052	7,495,000	7,042,454
Wisconsin Public Finance Authority Healthcare Facility Rev. (Blue Ridge Healthcare), “A”, 4%, 1/01/2045	650,000	627,400

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2025 (n)	$25,000	$24,791
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2030 (n)	130,000	124,796
Wisconsin Public Finance Authority Healthcare Facility Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038 (n)	175,000	152,206
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2042	520,000	521,317
Wisconsin Public Finance Authority Higher Education Facilities Rev. (Gannon University Project), 5%, 5/01/2047	585,000	572,372
Wisconsin Public Finance Authority Hospital Rev. (WakeMed), “A”, 4%, 10/01/2049	6,320,000	6,093,858
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2036 (n)	1,475,000	1,371,632
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2041 (n)	1,345,000	1,149,114
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2051 (n)	4,715,000	3,629,597
Wisconsin Public Finance Authority Hotel & Conference Center Facilities Rev. (Foundation of the University of North Carolina at Charlotte, Inc.), “A”, 4%, 9/01/2056 (n)	2,245,000	1,672,991
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	10,340,000	8,065,200
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	4,090,000	3,190,200
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 6.5%, 12/01/2037 (n)	190,000	174,395
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	4,400,000	4,098,881
Wisconsin Public Finance Authority Project Rev. (Eastern Michigan University Student Housing Project), “A-1”, 5.5%, 7/01/2052	5,510,000	6,114,723
Wisconsin Public Finance Authority Project Rev. (Eastern Michigan University Student Housing Project), “A-1”, 5.625%, 7/01/2055	4,225,000	4,720,372
Wisconsin Public Finance Authority Retirement Communities Rev. (Acts Retirement-Life Communities, Inc. Obligated Group), “A”, 5%, 11/15/2041	795,000	819,636
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2041	190,000	164,771
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2046	260,000	212,933
Wisconsin Public Finance Authority Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 4%, 10/01/2051	730,000	572,443
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2047	295,000	262,364
Wisconsin Public Finance Authority Rev. (Obligated Group of National Senior Communities, Inc.), 4%, 1/01/2052	395,000	339,788
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2037 (n)	1,180,000	1,132,839
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2042 (n)	885,000	820,946
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2047 (n)	2,215,000	1,997,248
Wisconsin Public Finance Authority Senior Living Refunding Bonds Rev. (Mary's Woods at Marylhurst Project), “A”, 5.25%, 5/15/2052 (n)	1,860,000	1,641,002
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029 (n)	390,000	395,424
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034 (n)	360,000	366,149
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044 (n)	295,000	300,662
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049 (n)	585,000	597,314
Wisconsin Public Finance Authority Senior Secured Rev. (McLemore Hotel & Conference Center), “A”, 4.5%, 6/01/2056 (n)	5,460,000	4,216,544
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 5%, 7/01/2044	295,000	307,003
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2045	635,000	630,575
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2050	550,000	530,271
Wisconsin Public Finance Authority Student Housing Rev. (Beyond Boone LLC - Appalachian State University Project), “A”, AGM, 4%, 7/01/2055	620,000	589,676
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Manoa LLC UH Residences for Graduate Students), “A”, 5.75%, 7/01/2053 (n)	4,715,000	4,909,391

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Manoa LLC UH Residences for Graduate Students), “A”, 5.75%, 7/01/2063 (n)	$1,815,000	$1,877,454
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Wilmington LLC - University of North Carolina at Wilmington Project), 5%, 7/01/2036	395,000	422,537
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Wilmington LLC - University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2048	4,720,000	4,889,295
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Wilmington LLC - University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2053	2,810,000	2,899,451
Wisconsin Public Finance Authority Student Housing Rev. (CHF - Wilmington LLC - University of North Carolina at Wilmington Project), AGM, 5%, 7/01/2058	3,935,000	4,058,746
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2041 (n)	335,000	293,036
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2051 (n)	1,310,000	1,060,075
Wisconsin Public Finance Authority Student Housing Rev. (University of Hawai'i Foundation Project), “A-1”, 4%, 7/01/2061 (n)	2,315,000	1,787,119
Wisconsin Public Finance Authority Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 4.85%, 7/01/2031 (n)	335,000	294,795
Wisconsin Public Finance Authority Student Housing Rev., Taxable (University of Hawai'i Foundation Project), “A-2”, 5.35%, 7/01/2040 (n)	1,125,000	923,056
		$175,201,014
Wyoming - 0.2%
Wyoming Community Development Authority, Housing Rev., 4%, 12/01/2050	$5,615,000	$5,624,547
Wyoming Community Development Authority, Housing Rev., GNMA, 3.5%, 6/01/2052	3,665,000	3,606,892
		$9,231,439
Total Municipal Bonds		$4,833,026,597
Other Municipal Bonds – 1.0%
Multi-Family Housing Revenue – 1.0%
Affordable Housing Opportunities Trust Certificates, AH-01 “A”, 3.527%, 5/01/2039 (n)	$9,265,000	$7,861,333
Affordable Housing Pass-Thru Trust Certificates, 6%, 10/05/2040	11,693,125	11,946,082
Freddie Mac, 2.625%, 6/15/2035	13,235,000	11,237,844
Freddie Mac, 4%, 1/25/2040	15,920,135	14,378,059
FRETE 2021-ML12 Trust, “X-US”, FHLMC, 1.224%, 7/25/2041 (i)(n)	12,424,585	1,214,714
FRETE 2022-ML13 Trust, “X-CA”, 0.955%, 7/25/2036 (i)	36,117,033	2,072,244
FRETE 2023-ML16 Trust, “X-CA”, 4.632%, 7/25/2038	3,005,005	2,996,297
Total Other Municipal Bonds		$51,706,573
Bonds – 0.4%
Consumer Services – 0.4%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$6,276,000	$5,807,291
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)	4,770,000	4,111,694
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2027 (n)	670,000	537,667
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2028 (n)	2,726,000	2,036,253
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2033 (n)	2,925,000	1,506,265
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	19,288,075	6,135,390
		$20,134,560
Medical & Health Technology & Services – 0.0%
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	$385,000	$352,756
Total Bonds		$20,487,316
Contingent Value Instruments - 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$6,469,539	$3,525,899

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) - 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 5.42% (v)	77,009,557	$77,024,958

Other Assets, Less Liabilities - 0.7%		37,645,575
Net Assets - 100.0%		$5,023,416,918
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $77,024,958 and $4,908,746,385, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $311,916,864, representing 6.2% of net assets.
(p)	Primary market inverse floater.
(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.25%, 5/15/2035	6/30/2015	$49,380	$2,410
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 7.75%, 5/15/2035	11/15/2017	319,946	15,749
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 8.125%, 5/15/2044	11/15/2017	473,001	23,743
Collier County, FL, Industrial Development Authority, Continuing Care Community Rev. (Arlington of Naples Project), “A”, 6.5%, 5/15/2049	6/30/2015	87,018	4,338
Illinois Housing Development Authority Rev., “A”, FHLMC, 3.87%, 11/15/2035	2/04/2021	9,279,189	7,466,645
Illinois Housing Development Authority Rev., “B”, FHLMC, 3.87%, 11/15/2035	2/04/2021	3,784,264	3,045,068
Illinois Housing Development Authority Rev., “C”, FHLMC, 3.87%, 11/15/2035	2/04/2021	3,776,199	3,038,578
Illinois Housing Development Authority Rev., “D”, FHLMC, 3.87%, 11/15/2035	2/04/2021	3,445,775	2,772,697
Illinois Housing Development Authority Rev., “E”, FHLMC, 3.87%, 11/15/2035	2/04/2021	2,371,342	1,908,138
Total Restricted Securities			$18,277,366
% of Net assets			0.4%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
FNMA	Federal National Mortgage Assn.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RIBS	Residual Interest Bonds
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$4,888,259,069	$—	$4,888,259,069
U.S. Corporate Bonds	—	20,487,316	—	20,487,316
Mutual Funds	77,024,958	—	—	77,024,958
Total	$77,024,958	$4,908,746,385	$—	$4,985,771,343
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$134,031,504	$918,342,273	$975,296,782	$(38,923)	$(13,114)	$77,024,958

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,646,429	$—